Schedule of Investments (unaudited) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 2.7%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 4.14%, 06/15/36	USD	210	$204,778
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 3.81%, 01/15/33		250	242,113
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 3.87%, 01/17/31		400	392,520
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 4.36%, 10/15/29		250	238,199
Apidos CLO XXXVI, Series 2021-36A, Class B, (3 mo. LIBOR US + 1.60%), 4.31%, 07/20/34		250	235,408
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 3.68%, 10/15/30		400	393,655
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.97%), 3.68%, 07/20/30		600	589,927
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 3.81%, 01/20/31		500	488,234
Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1B, (3 mo. LIBOR US + 1.30%), 4.07%, 07/27/31		1,000	966,211
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3 mo. LIBOR US + 1.65%), 4.39%, 07/17/34		250	234,025
CBAM Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 3.96%, 07/20/30		400	394,212
CIFC Funding Ltd.
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 3.96%, 10/22/31		1,500	1,455,000
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 3.94%, 10/17/31		2,000	1,943,153
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.60%), 4.31%, 04/20/31		250	237,720
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 3.61%, 01/15/31		750	732,038
Dryden 49 Senior Loan Fund, Series 2017-49, Class AR, (3 mo. LIBOR US + 0.95%), 3.69%, 07/18/30		750	738,455
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 3.96%, 10/15/30		250	239,566
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 3.75%, 04/15/33		500	485,607
Gulf Stream Meridian 4 Ltd., Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 4.36%, 07/15/34		250	238,501
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 3.85%, 04/15/33		1,000	962,959
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 3.68%, 07/23/29		975	957,673
Mariner CLO LLC, Series 2016-3A, Class CR, (3 mo. LIBOR US + 2.05%), 4.83%, 07/23/29		250	234,760
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 46A, Class B, (3 mo. LIBOR US + 1.65%), 4.36%, 01/20/36		250	236,681
OCP CLO Ltd., Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 4.68%, 04/24/29		250	238,926

Security		Par (000)	Value

Cayman Islands (continued)
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 3.48%, 04/15/31	USD	750	$732,395
OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 4.36%, 07/02/35		1,000	945,441
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 4.19%, 04/18/33		300	285,063
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 9.72%, 02/14/34		250	208,809
RR 3 Ltd., Series 2018, Class 3A, (3 mo. LIBOR US + 1.40%), 3.91%, 01/15/30		1,125	1,057,500
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 3.70%, 04/16/31		500	488,199
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3 mo. LIBOR US + 1.65%), 4.16%, 07/15/34		325	305,219
TRESTLES CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 3.77%, 04/25/32		250	242,327
Trimaran CAVU Ltd.
Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 4.91%, 07/20/32		250	243,043
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 5.86%, 07/20/32		500	472,043
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 3.79%, 04/15/33		335	322,926
Whitebox CLO I Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 5.83%, 07/24/32		500	453,451

			18,836,737

Denmark — 0.0%
Red & Black Auto Germany 8 UG, Series 8, Class B, (1 mo. EURIBOR + 0.75%), 1.37%, 09/15/30(a)(c)	EUR	100	95,787

Ireland(a)(c) — 0.1%
Avoca CLO XXII DAC, Series 22X, Class B1, (3 mo. EURIBOR + 1.30%), 1.30%, 04/15/35		100	85,560
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3 mo. EURIBOR + 1.30%), 1.69%, 02/22/34		100	87,058
Henley CLO IV DAC, Series 4X, Class B1, (3 mo. EURIBOR + 1.35%), 1.50%, 04/25/34		100	85,369

			257,987

Spain — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1 mo. EURIBOR + 0.80%), 1.48%, 01/31/39(a)(c)		182	175,412

United States — 2.6%
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 3.30%, 05/25/36(a)	USD	80	76,874
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 3.84%, 01/28/31(a)(b)		398	391,129
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 3.84%, 01/28/31(a)(b)		400	393,478
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 3.59%, 04/15/31(a)(b)		500	488,640
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(b)		69	62,802
BHG Securitization Trust(b)
Series 2021-A, Class A, 1.42%, 11/17/33		107	99,343
Series 2021-A, Class B, 2.79%, 11/17/33		100	85,922

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
BHG Securitization Trust(b) (continued)
Series 2022-A, Class C, 3.08%, 02/20/35	USD	200	$164,512
BHG Securitization Trust 2022-C, Series 2022-C, Class A, 5.32%, 10/17/35(b)		204	203,994
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.55%), 4.06%, 04/15/30(a)(b)		1,018	957,344
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 4.49%, 07/16/30		1,000	955,901
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 3.74%, 04/18/31		400	390,082
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 3.63%, 01/15/31(a)(b)		600	584,990
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(b)		224	204,844
Generate CLO 2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 3.91%, 01/22/31(a)(b)		600	586,836
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		429	350,877
GoodLeap Sustainable Home Solutions Trust 2022-3, Series 2022-3CS, Class A, 4.95%, 07/20/49(b)		221	211,680
Gracie Point International Funding 2022-2(a)(b)
Series 2022-2A, Class A, (30 day SOFR + 2.75%), 5.20%, 07/01/24		286	285,854
Series 2022-2A, Class B, (30 day SOFR + 3.35%), 5.80%, 07/01/24		154	153,921
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(b)		385	351,180
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(b)		334	307,666
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 3.78%, 01/20/31(a)(b)		600	585,736
LendingPoint Pass-Through Trust(b)
Series 2022-ST1, Class A, 2.50%, 03/15/28		69	65,570
Series 2022-ST2, Class A, 3.25%, 04/15/28		81	77,909
Lendmark Funding Trust, Series 1A, Class A, 5.12%, 07/20/32(b)		301	290,379
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		91	75,217
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 09/21/26(b)		935	885,700
Mosaic Solar Loan Trust, Series 2022-2A, Class A, 4.38%, 01/21/53(b)		99	93,123
Navient Private Education Refi Loan Trust, Series 2021-DA, Class A, (Prime - 1.99%), 3.51%, 04/15/60(a)(b)		435	398,085
Nelnet Student Loan Trust(b)
Series 2021-DA, Class B, 2.90%, 04/20/62		450	362,708
Series 2021-DA, Class C, 3.50%, 04/20/62		100	80,918
OneMain Financial Issuance Trust(b)
Series 2019-2A, Class A, 3.14%, 10/14/36		100	88,871
Series 2022-2A, Class A, 4.89%, 10/14/34		280	274,478
Series 2022-2A, Class B, 5.24%, 10/14/34		380	368,640
Oportun Issuance Trust(b)
Series 2021-B, Class A, 1.47%, 05/08/31		190	168,670
Series 2021-C, Class A, 2.18%, 10/08/31		680	600,195
Series 2021-C, Class B, 2.67%, 10/08/31		305	267,669
Regional Management Issuance Trust, Series 2022-1, Class A, 3.07%, 03/15/32(b)		182	164,487
Republic Finance Issuance Trust(b) Series 2021-A, Class A, 2.30%, 12/22/31		600	539,389

Security		Par (000)	Value

United States (continued)
Republic Finance Issuance Trust(b) (continued)
Series 2021-A, Class B, 2.80%, 12/22/31	USD	136	$119,417
Series 2021-A, Class C, 3.53%, 12/22/31		100	87,278
Series 2021-A, Class D, 5.23%, 12/22/31		800	733,994
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 3.90%, 10/20/30(a)(b)		400	391,135
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 3.60%, 01/15/30(a)(b)		400	391,271
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(b)		321	290,193
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 3.63%, 07/15/30(a)(b)		398	389,785
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 3.76%, 10/15/30(a)(b)		400	390,600
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 3.89%, 01/16/31(a)(b)		400	391,084
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 3.99%, 04/20/33(a)(b)		1,750	1,700,666
Voya CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 3.64%, 10/15/30(a)(b)		400	393,251

			17,974,287

Total Asset-Backed Securities — 5.4% (Cost: $39,094,579)			37,340,210

		Shares

Common Stocks

Australia — 0.0%
Glencore PLC		4,738	24,898

France — 0.0%
BNP Paribas SA		196	8,279
LVMH Moet Hennessy Louis Vuitton SE		79	46,576
Societe Generale SA		1,972	38,999

			93,854

Germany — 0.1%
Commerzbank AG(d)		2,322	16,530
Mercedes-Benz Group AG, Registered Shares		3,006	152,005

			168,535

Netherlands — 0.0%
Shell PLC		4,312	107,555

United Kingdom — 0.0%
BP PLC, ADR		912	26,038
Genius Sports Ltd.(d)		26,450	97,071

			123,109

United States — 0.8%
Abbott Laboratories		464	44,897
Activision Blizzard, Inc.		1,053	78,280
Adobe, Inc.(d)		193	53,114
Alcoa Corp.		1,500	50,490
Align Technology, Inc.		121	25,060
Alphabet, Inc., Class A(d)		160	15,304
Alphabet, Inc., Class C(d)		680	65,382
Altus Power, Inc.		15,350	169,004
Archer-Daniels-Midland Co.		1,469	118,181
Booking Holdings, Inc.(d)		22	36,151
Bunge Ltd.		1,507	124,433

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Cap Hill Brands(e)		66,474	$485,260
Capri Holdings Ltd.(d)		1,613	62,004
CF Industries Holdings, Inc.		933	89,801
Chesapeake Energy Corp.		2,645	249,185
Chubb Ltd.		383	69,660
Crowdstrike Holdings, Inc., Class A(d)		345	56,859
Datadog, Inc., Class A(d)		1,192	105,826
Devon Energy Corp.		2,081	125,131
Domino’s Pizza, Inc.		338	104,848
Dynatrace, Inc.		4,862	169,246
Element Solutions, Inc.		6,664	108,423
Eli Lilly & Co.		303	97,975
Energy Transfer LP		9,763	107,686
EQT Corp.		5,403	220,172
Excelerate Energy, Inc., Class A		15,629	365,719
Exxon Mobil Corp.		1,145	99,970
Freeport-McMoRan, Inc.		2,101	57,420
Generac Holdings, Inc.		346	61,636
General Motors Co.		2,863	91,874
Halliburton Co.		3,298	81,197
Health Care Select Sector SPDR Fund		3,733	452,104
Humana, Inc.		74	35,904
Intuit, Inc.		368	142,534
McDonald’s Corp.		483	111,447
Mr. Cooper Group, Inc.(d)		2,113	85,577
Northrop Grumman Corp.		110	51,735
Otis Worldwide Corp.		436	27,817
Planet Labs PBC		19,680	106,862
Proof Acquisition Corp.(e)		4,080	4,570
Raymond James Financial, Inc.		664	65,616
Salesforce, Inc.(d)		579	83,283
Sarcos Technology & Robotics Corp.(d)		1,832	4,067
Schlumberger NV		1,652	59,307
ServiceNow, Inc.(d)		106	40,027
Starwood Property Trust, Inc.		4,338	79,038
Tesla, Inc.(d)		109	28,912
Toast, Inc., Class A		3,052	51,029
United Rentals, Inc.		392	105,887
Valero Energy Corp.		419	44,770
Walt Disney Co.		1,234	116,403
WillScot Mobile Mini Holdings Corp.		3,512	141,639
XPO Logistics, Inc.		372	16,561

			5,445,277

Total Common Stocks — 0.9% (Cost: $6,643,309)			5,963,228

		Par (000)

Corporate Bonds

Argentina(b) — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27	USD	354	222,672
Genneia SA, 8.75%, 09/02/27		66	61,077
YPF SA, 7.00%, 12/15/47		187	93,032

			376,781

Security		Par (000)		Value

Australia — 0.0%
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(b)	USD	268		$230,279

Austria — 0.3%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.38%, 09/03/27(c)	EUR	800		651,169
Erste Group Bank AG(a)(c)
(5 year EURIBOR ICE Swap Rate + 1.10%), 0.88%, 11/15/32		800		601,722
(5 year EURIBOR ICE Swap Rate + 1.30%), 1.00%, 06/10/30		500		422,269
(5 year EURIBOR ICE Swap Rate + 2.10%), 1.63%, 09/08/31		100		83,041
Klabin Austria GmbH, 3.20%, 01/12/31(b)	USD	200		145,500
Suzano Austria GmbH
5.75%, 07/14/26(b)		200		194,125
3.13%, 01/15/32		248		177,475

				2,275,301

Belgium(c) — 0.2%
Anheuser-Busch InBev SA, 4.00%, 09/24/25	GBP	100		104,416
KBC Group NV
1.13%, 01/25/24	EUR	400		380,490
(1 year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)	GBP	100		89,097
(5 year EUR Swap + 0.95%), 0.63%, 12/07/31(a)	EUR	600		470,355

				1,044,358

Bermuda(b) — 0.0%
Digicel Group Holdings Ltd., (8.00% Cash or 3.00% PIK), 8.00%, 04/01/25(f)	USD	142		62,364
Geopark Ltd., 5.50%, 01/17/27		255		199,824

				262,188

Brazil — 0.1%
BRF GmbH, 4.35%, 09/29/26(b)		306		271,536
Gol Finance SA, 7.00%, 01/31/25(b)		120		55,635
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(b)(f)		—	(g)	20
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(f)		137		39,302

				366,493

Canada — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(b)		65		48,118
Frontera Energy Corp., 7.88%, 06/21/28(b)		244		174,155
Glencore Finance Canada Ltd., 4.25%, 10/25/22(b)		1,800		1,799,046
Rogers Communications, Inc., 3.80%, 03/15/32(b)		402		347,670
Toronto-Dominion Bank(c)
0.38%, 04/25/24	EUR	2,065		1,935,060
2.88%, 04/05/27	GBP	100		94,761

				4,398,810

Cayman Islands — 0.1%
Agile Group Holdings Ltd., 5.75%, 01/02/25(c)	USD	200		59,163
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(c)(d)(h)		200		17,000
IHS Holding Ltd., 5.63%, 11/29/26(b)		224		175,532
KWG Group Holdings Ltd., 7.88%, 08/30/24		200		202,049
Melco Resorts Finance Ltd., 5.25%, 04/26/26(c)		200		138,400
Modern Land China Co. Ltd., 9.80%, 04/11/23(c)(d)(h)		200		31,000

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Redsun Properties Group Ltd., 9.70%, 04/16/23(c)(d)(h)	USD	200	$13,000
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25		177	173,652
Shui On Development Holding Ltd., 6.15%, 08/24/24(c)		200	150,000
Times China Holdings Ltd., 5.75%, 01/14/27(c)		210	23,100
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/25(c)(d)(h)		200	12,500

			995,396

Chile — 0.1%
Kenbourne Invest SA, 6.88%, 11/26/24(b)		362	336,049

China(c)(d)(h) — 0.0%
China Aoyuan Group Ltd., 6.35%, 02/08/24		200	12,500
China Evergrande Group, 9.50%, 04/11/22		200	12,475
Sunac China Holdings Ltd., 7.50%, 02/01/24		200	26,000

			50,975

Colombia — 0.2%
Ecopetrol SA
4.13%, 01/16/25		349	317,874
6.88%, 04/29/30		663	556,920
Empresas Publicas de Medellin ESP, 4.38%, 02/15/31(b)		258	179,471
Grupo Aval Ltd., 4.38%, 02/04/30(b)		400	287,750

			1,342,015

Finland — 0.2%
OP Corporate Bank PLC
0.25%, 03/24/26	EUR	1,150	985,928
0.60%, 01/18/27		130	109,373

			1,095,301

France — 0.7%
Banque Federative du Credit Mutuel SA, 0.75%, 06/08/26(c)		100	87,773
BNP Paribas SA
3.38%, 01/23/26(c)	GBP	100	98,929
1.88%, 12/14/27(c)		100	86,194
(1 day SOFR + 1.00%), 1.32%, 01/13/27(a)(b)	USD	700	596,592
(1 day SOFR + 2.07%), 2.22%, 06/09/26(a)(b)		201	180,728
(3 mo. EURIBOR + 0.70%), 0.25%, 04/13/27(a)(c)	EUR	600	508,117
(3 mo. EURIBOR + 0.83%), 0.50%, 01/19/30(a)(c)		300	225,806
(5 year EUR Swap + 1.20%), 1.13%, 01/15/32(a)(c)		100	79,683
(5 year EUR Swap + 1.85%), 2.38%, 11/20/30(a)(c)		1,000	889,807
BPCE SA(c)
0.25%, 01/15/26		200	176,505
(5 year EUR Swap + 1.75%), 2.25%, 03/02/32(a)		400	338,960
Credit Agricole Assurances SA, (5 year EURIBOR ICE Swap Rate + 2.65%), 2.63%, 01/29/48(a)(c)		300	245,679
Credit Agricole SA(c)
1.25%, 04/14/26		100	90,641
(3 mo. EURIBOR + 1.25%), 1.00%, 04/22/26(a)		100	91,186
Engie SA, 2.13%, 03/30/32(c)		100	81,897
PSA Banque France SA, 0.00%, 01/22/25(c)		100	90,266
Societe Generale SA
1.88%, 10/03/24(c)	GBP	100	101,451
(5 year EUR Swap + 1.55%), 1.00%, 11/24/30(a)	EUR	800	665,253
Suez SA, (5 year EURIBOR ICE Swap Rate + 2.15%), 1.63%(a)(c)(i)		100	81,303

Security		Par (000)	Value

France (continued)
TotalEnergies Capital International SA(c)
0.25%, 07/12/23	EUR	100	$96,370
1.66%, 07/22/26	GBP	100	95,170

			4,908,310

Germany(c) — 0.7%
BASF SE, Series 10Y, 2.00%, 12/05/22	EUR	995	975,949
Bayer AG, 1.38%, 07/06/32		500	364,332
Commerzbank AG, (5 year EUR Swap + 1.73%),
1.38%, 12/29/31(a)		900	687,259
Covestro AG, 0.88%, 02/03/26		60	52,957
Deutsche Bank AG
2.63%, 12/16/24	GBP	100	100,401
1.13%, 03/17/25	EUR	600	547,958
4.00%, 06/24/26(a)	GBP	100	100,250
(3 mo. EURIBOR + 1.93%), 3.25%, 05/24/28(a)	EUR	500	441,303
E.ON SE, 0.38%, 09/29/27		75	62,586
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28		115	94,690
LEG Immobilien SE, 0.88%, 11/28/27		100	80,455
Merck Financial Services GmbH
0.01%, 12/15/23		200	189,632
0.13%, 07/16/25		100	90,993
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 1.95%), 1.63%, 06/25/79(a)		200	180,819
Schaeffler AG, 1.88%, 03/26/24		10	9,335
Volkswagen Financial Services NV, 1.63%, 11/30/22	GBP	200	222,100
Volkswagen Leasing GmbH
1.00%, 02/16/23	EUR	100	97,592
0.38%, 07/20/26		225	192,353
0.63%, 07/19/29		40	30,347

			4,521,311

Hong Kong — 0.0%
Yango Justice International Ltd., 7.50%, 04/15/24(c)(d)(h)	USD	200	10,000

India — 0.0%
ReNew Power Pvt Ltd., 5.88%, 03/05/27(c)		200	179,100

Ireland(c) — 0.1%
Fresenius Finance Ireland PLC, 0.88%, 10/01/31	EUR	486	341,778
Linde PLC, 1.00%, 09/30/51		200	96,789

			438,567

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	204	158,585

Italy(c) — 0.5%
ASTM SpA, 1.00%, 11/25/26	EUR	1,290	1,094,727
Enel Finance International NV, 0.00%, 06/17/24		300	279,082
Eni SpA, 3.63%, 01/29/29		600	565,147
FCA Bank SpA, 0.25%, 02/28/23		639	621,267
Intesa Sanpaolo SpA
0.75%, 12/04/24		100	92,027
1.35%, 02/24/31		600	407,598
Snam SpA, 0.00%, 08/15/25		290	255,839

			3,315,687

Japan — 0.3%
Asahi Group Holdings Ltd.(c)
0.01%, 04/19/24		930	868,357
0.16%, 10/23/24		200	184,333
East Japan Railway Co., 1.85%, 04/13/33(c)		360	291,127
Nomura Holdings, Inc., 5.10%, 07/03/25	USD	200	196,798

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	USD	200	$193,606
2.05%, 03/31/30		200	158,097

			1,892,318

Jersey — 0.1%
Aptiv PLC, 3.10%, 12/01/51		45	25,200
Heathrow Funding Ltd., 2.63%, 03/16/28(c)	GBP	735	621,838

			647,038

Lithuania — 0.0%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	302	281,615

Luxembourg — 0.7%
EIG Pearl Holdings SARL, 4.39%, 11/30/46(b)		632	442,400
GOL Equity Finance SA, 3.75%, 07/15/24(b)(j)		282	133,527
Highland Holdings SARL, 0.32%, 12/15/26	EUR	420	354,519
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)	USD	321	237,540
Prologis International Funding II SA, 2.38%, 11/14/30(c) .	EUR	440	369,380
Repsol Europe Finance SARL, 0.88%, 07/06/33(c)		300	207,419
SELP Finance SARL, 0.88%, 05/27/29(c)		590	424,687
SES SA, 2.00%, 07/02/28(c)		408	337,207
Simpar Europe SA, 5.20%, 01/26/31(b)	USD	306	213,894
Traton Finance Luxembourg SA(c)
0.00%, 06/14/24	EUR	2,000	1,841,036
0.13%, 11/10/24		400	363,064

			4,924,673

Malaysia — 0.0%
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)	USD	200	191,788

Mauritius — 0.1%
Greenko Mauritius Ltd., 6.25%, 02/21/23(c)		200	195,500
HTA Group Ltd., 7.00%, 12/18/25(b)		205	178,517

			374,017

Mexico — 0.3%
Axtel SAB de CV, 6.38%, 11/14/24(b)		239	167,345
Banco Mercantil del Norte SA, (10 year CMT + 5.03%), 6.63%(a)(b)(i)		200	156,787
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		205	135,813
Grupo Posadas SAB de CV, 4.00%, 12/30/27		124	87,156
Grupo Televisa SAB, 6.63%, 01/15/40		151	147,914
Industrias Penoles SAB de CV, 5.65%, 09/12/49(c)		225	184,894
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(c)		225	162,675
Petroleos Mexicanos
4.88%, 01/18/24		175	169,050
6.88%, 10/16/25		140	131,355
8.75%, 06/02/29(b)		641	543,626
6.70%, 02/16/32		301	210,218
5.50%, 06/27/44		99	51,678
6.75%, 09/21/47		135	74,925
Series 13-2, 7.19%, 09/12/24	MXN	4,344	194,512

			2,417,948

MultiNational — 0.3%
Digicel International Finance Ltd./Digicel international Holdings Ltd.(b)
8.75%, 05/25/24	USD	93	84,064
8.00%, 12/31/26		37	22,669
(6.00% Cash + 7.00% PIK), 13.00%, 12/31/25(f)		54	43,517

Security		Par (000)	Value

MultiNational (continued)
NXP BV / NXP Funding LLC, 4.88%, 03/01/24	USD	216	$213,944
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29		1,134	1,020,246
3.25%, 11/30/51		44	26,289
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(b)		213	164,982
3.75%, 10/16/29(c)		200	154,912

			1,730,623

Netherlands — 1.2%
ABN AMRO Bank NV, 0.88%, 01/15/24(c)	EUR	100	95,287
Allianz Finance II BV, 0.00%, 01/14/25(c)		100	91,729
BP Capital Markets BV, 1.47%, 09/21/41(c)		210	127,491
Cooperatieve Rabobank UA(c)
1.38%, 02/03/27		100	90,675
4.63%, 05/23/29	GBP	145	135,094
(1 year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)		100	88,422
Heimstaden Bostad Treasury BV, 0.25%, 10/13/24(c)	EUR	540	477,064
Imperial Brands Finance Netherlands BV, 1.75%, 03/18/33(c)		270	174,963
ING Groep NV
1.00%, 09/20/23(c)		200	192,176
3.00%, 02/18/26(c)	GBP	100	98,083
(1 year CMT + 1.10%), 1.40%, 07/01/26(a)(b)	USD	540	476,812
(3 mo. EURIBOR + 0.60%), 0.10%, 09/03/25(a)(c)	EUR	200	182,284
JDE Peet’s NV, 0.63%, 02/09/28(c)		430	340,896
Mondelez International Holdings Netherlands BV,
1.25%, 09/09/41(c)		120	70,694
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30	USD	1,797	1,504,592
Siemens Financieringsmaatschappij NV, 0.00%, 02/20/26(c)	EUR	100	88,477
Telefonica Europe BV, (6 year EUR Swap + 4.11%), 4.38%(a)(c)(i)		600	554,495
TenneT Holding BV, 0.88%, 06/16/35(c)		260	176,511
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	USD	44	26,216
Upjohn Finance BV, 1.02%, 06/23/24(c)	EUR	390	363,510
Viterra Finance BV, 0.38%, 09/24/25(c)		1,345	1,141,322
Volkswagen Financial Services NV(c)
1.63%, 02/10/24	GBP	200	208,336
1.88%, 12/03/24		100	100,558
4.25%, 10/09/25		100	102,883
Volkswagen International Finance NV, 4.13%, 11/16/38(c)	EUR	300	266,318
Wintershall Dea Finance BV, 1.33%, 09/25/28(c)		800	638,071
Wolters Kluwer NV, 3.00%, 09/23/26		240	232,114

			8,045,073

Norway — 0.1%
Aker BP ASA, 1.13%, 05/12/29(c)		580	452,665

Peru — 0.0%
InRetail Consumer, 3.25%, 03/22/28(b)	USD	201	165,448

Saudi Arabia — 0.0%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		322	287,144

Singapore — 0.1%
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		210	170,320

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Singapore (continued)
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(c)	USD	170	$137,344
Puma International Financing SA, 5.13%, 10/06/24(b)		251	237,195
United Overseas Bank Ltd., (5 year USD Swap + 1.79%), 3.88%(a)(c)(i)		200	192,162

			737,021

South Korea — 0.0%
Shinhan Financial Group Co. Ltd., (5 year CMT + 2.06%), 2.88%(a)(c)(i)		200	167,250

Spain(c) — 0.4%
Amadeus IT Group SA, 2.88%, 05/20/27	EUR	300	278,700
Banco de Sabadell SA
0.88%, 07/22/25		100	88,668
(1 year EUR Swap + 0.97%), 0.63%, 11/07/25(a)		1,100	994,191
Banco Santander SA, (1 year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	200	196,741
Cellnex Finance Co. SA, 2.25%, 04/12/26	EUR	600	530,015
Telefonica Emisiones SA
5.29%, 12/09/22	GBP	50	55,782
5.38%, 02/02/26		200	212,584
1.45%, 01/22/27	EUR	100	89,842

			2,446,523

Sweden — 0.0%
Swedbank AB, (1 year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)	GBP	100	88,447

Switzerland(a) — 0.6%
Credit Suisse Group AG
(1 day SOFR + 1.56%), 2.59%, 09/11/25(b)	USD	1,500	1,364,652
(1 year EURIBOR ICE Swap Rate + 1.05%), 1.00%, 06/24/27(c)	EUR	325	265,376
(1 year EURIBOR ICE Swap Rate + 3.50%), 3.25%, 04/02/26(c)		1,200	1,113,338
UBS Group AG
(1 year CMT + 1.60%), 4.49%, 08/05/25(b)	USD	1,305	1,273,133
(1 year EUR Swap + 0.55%), 0.25%, 01/29/26(c)	EUR	305	273,000

			4,289,499

Thailand — 0.0%
Bangkok Bank PCL, (5 year CMT + 1.90%), 3.73%, 09/25/34(a)(c)	USD	200	162,288

United Arab Emirates — 0.0%
Emirates NBD Bank PJSC, 6.13%(a)(c)(i)		280	269,465

United Kingdom — 1.2%
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		561	424,225
Barclays PLC(c)
2.38%, 10/06/23(a)	GBP	100	111,639
3.13%, 01/17/24		1,300	1,389,245
3.00%, 05/08/26		100	95,474
3.25%, 02/12/27		100	93,469
(5 year UK Government Bond + 1.75%), 1.70%, 11/03/26(a)		200	187,963
BAT International Finance PLC(c)
1.25%, 03/13/27	EUR	730	603,974
2.25%, 01/16/30		315	238,464
BG Energy Capital PLC, 5.13%, 12/01/25(c)	GBP	200	214,562
Chanel Ceres PLC, 0.50%, 07/31/26(c)	EUR	170	145,899
Fresnillo PLC, 4.25%, 10/02/50(c)	USD	225	154,308
HSBC Holdings PLC, 1.75%, 07/24/27(a)	GBP	100	89,685

Security		Par (000)	Value

United Kingdom (continued)
Informa PLC(c)
2.13%, 10/06/25	EUR	1,155	$1,047,303
3.13%, 07/05/26	GBP	100	96,087
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	USD	264	208,560
Lloyds Banking Group PLC(c)
2.25%, 10/16/24	GBP	200	205,076
(3 mo. EURIBOR + 1.72%), 4.50%, 03/18/30(a)	EUR	986	920,549
National Grid Electricity Transmission PLC, 0.19%, 01/20/25(c)		1,462	1,336,582
NatWest Group PLC(a)(c)
(1 year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	97,997
(5 year GBP Swap + 2.01%), 3.13%, 03/28/27		100	96,335
Royalty Pharma PLC
3.55%, 09/02/50	USD	75	46,739
3.35%, 09/02/51		44	26,531
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)	GBP	100	98,973
SCC Power PLC(b)(f)
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32	USD	219	16,010
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		415	154,419
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)		200	135,500
Vedanta Resources Ltd., 6.13%, 08/09/24(b)		338	190,913
Vodafone Group PLC, 4.25%, 09/17/50		65	46,511

			8,472,992

United States — 19.0%
AbbVie, Inc.
4.25%, 11/14/28		814	764,893
4.25%, 11/21/49		33	26,491
AES Corp., 2.45%, 01/15/31		400	306,002
Affinity Gaming, 6.88%, 12/15/27(b)		22	17,934
Allegiant Travel Co., 7.25%, 08/15/27(b)		88	82,940
Altria Group, Inc., 3.70%, 02/04/51		90	54,331
Amazon.com, Inc.
2.50%, 06/03/50		123	76,793
3.10%, 05/12/51		165	115,512
4.10%, 04/13/62		385	306,964
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29		9	8,063
Series 2016-1, Class B, 5.25%, 07/15/25		5	4,643
Series 2016-2, Class B, 4.38%, 12/15/25(b)		50	46,825
Series 2017-1, Class B, 4.95%, 08/15/26		13	11,718
Series 2019-1, Class AA, 3.15%, 08/15/33		73	61,274
Series 2019-1, Class B, 3.85%, 08/15/29		72	58,534
American Express Co., (1 day SOFR + 1.76%), 4.42%, 08/03/33(a)		123	111,865
American International Group, Inc., 4.38%, 06/30/50		61	48,814
American Tower Corp.
0.45%, 01/15/27	EUR	600	498,067
0.40%, 02/15/27		330	270,690
3.65%, 03/15/27	USD	190	173,790
1.88%, 10/15/30		162	119,884
4.05%, 03/15/32		1,003	864,230
3.10%, 06/15/50		150	93,402
2.95%, 01/15/51		80	48,026
Amgen, Inc.
5.50%, 12/07/26(c)	GBP	100	108,211
3.00%, 02/22/29	USD	1,042	911,232
2.45%, 02/21/30		430	354,833

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Amgen, Inc. (continued)
3.00%, 01/15/52	USD	45	$28,130
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/48		34	28,157
4.50%, 06/01/50		96	79,107
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/31		572	447,232
Apple, Inc.
1.65%, 02/08/31(k)		2,455	1,936,047
2.65%, 05/11/50		42	27,620
2.65%, 02/08/51		78	51,210
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		200	163,192
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/25(b)		200	187,121
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		50	36,303
4.63%, 04/01/30		130	93,099
AT&T, Inc.
0.90%, 03/25/24		2,972	2,810,862
1.70%, 03/25/26		451	401,069
2.90%, 12/04/26	GBP	200	192,803
5.50%, 03/15/27(c)		100	105,970
4.30%, 02/15/30	USD	1,340	1,224,321
2.55%, 12/01/33		1,385	1,025,376
3.50%, 09/15/53		496	330,505
3.55%, 09/15/55		701	460,442
3.65%, 09/15/59		89	57,663
Bank of America Corp.
4.00%, 04/01/24		2,917	2,883,379
2.38%, 06/19/24(c)	EUR	100	96,589
(1 day SOFR + 0.91%), 0.98%, 09/25/25(a)	USD	213	193,795
(1 day SOFR + 0.96%), 1.73%, 07/22/27(a)		1,151	987,476
(1 day SOFR + 1.05%), 2.55%, 02/04/28(a)		1,812	1,576,549
(1 day SOFR + 1.11%), 3.84%, 04/25/25(a)		806	784,090
(1 day SOFR + 1.22%), 2.30%, 07/21/32(a)		1,455	1,087,372
(1 day SOFR + 1.33%), 2.97%, 02/04/33(a)		81	63,322
(1 day SOFR + 1.56%), 2.97%, 07/21/52(a)		91	55,812
(1 day SOFR + 1.58%), 4.38%, 04/27/28(a)		300	281,111
(1 day SOFR + 1.83%), 4.57%, 04/27/33(a)		1,070	958,385
(1 day SOFR + 2.16%), 5.02%, 07/22/33(a)		1,126	1,044,537
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(a)		1,536	1,487,444
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)		142	129,211
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)		1,241	936,063
Series N, (1 day SOFR + 1.22%), 2.65%, 03/11/32(a)		180	140,003
Series N, (1 day SOFR + 1.65%), 3.48%, 03/13/52(a)		150	101,128
BAT Capital Corp., 3.98%, 09/25/50		44	26,917
Bausch Health Cos., Inc., 5.50%, 11/01/25(b)		45	35,748
Becton Dickinson & Co., 1.40%, 05/24/23	EUR	495	480,920
Becton Dickinson Euro Finance Sarl, 0.63%, 06/04/23		200	193,287
Biogen, Inc., 3.15%, 05/01/50	USD	44	28,348
Boeing Co., 3.95%, 08/01/59		44	27,335
BP Capital Markets America, Inc., 3.00%, 03/17/52		46	29,447
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24		813	796,764
Broadcom, Inc.
4.15%, 11/15/30		1,616	1,398,721
2.45%, 02/15/31(b)		1,100	829,003
4.15%, 04/15/32(b)		285	238,359
3.75%, 02/15/51(b)		178	116,731
Burlington Northern Santa Fe LLC, 2.88%, 06/15/52		233	152,164
California Resources Corp., 7.13%, 02/01/26(b)		50	47,000

Security		Par (000)	Value

United States (continued)
Capital One Financial Corp.(a)
(1 day SOFR + 2.37%), 5.27%, 05/10/33	USD	56	$51,724
(1 day SOFR + 2.60%), 5.25%, 07/26/30		107	99,639
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		119	103,924
Centene Corp.
2.45%, 07/15/28		304	247,523
2.63%, 08/01/31		215	162,040
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24		1,185	1,171,254
4.91%, 07/23/25		1,868	1,821,597
4.40%, 04/01/33		190	157,333
3.50%, 06/01/41		75	47,928
3.70%, 04/01/51		433	262,420
3.90%, 06/01/52		1,830	1,132,975
3.85%, 04/01/61		421	245,780
4.40%, 12/01/61		300	191,122
3.95%, 06/30/62		258	152,992
Cheniere Energy, Inc., 4.63%, 10/15/28		125	114,666
Cigna Corp.
4.38%, 10/15/28		132	124,641
3.40%, 03/15/51		39	26,594
Citigroup, Inc.
1.75%, 10/23/26	GBP	200	181,998
(1 day SOFR + 0.69%), 0.78%, 10/30/24(a)	USD	500	474,830
(1 day SOFR + 0.69%), 2.01%, 01/25/26(a)		737	677,256
(1 day SOFR + 1.15%), 2.67%, 01/29/31(a)		200	159,570
(1 day SOFR + 1.28%), 3.07%, 02/24/28(a)		557	496,426
(1 day SOFR + 1.35%), 3.06%, 01/25/33(a)		160	126,006
(1 day SOFR + 1.42%), 2.98%, 11/05/30(a)		1,545	1,269,475
(1 day SOFR + 1.94%), 3.79%, 03/17/33(a)		2,683	2,249,044
(1 day SOFR + 2.09%), 4.91%, 05/24/33(a)		135	124,199
(1 day SOFR + 3.91%), 4.41%, 03/31/31(a)		164	147,129
(1 day SOFR + 4.55%), 5.32%, 03/26/41(a)		76	68,605
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(a)		143	127,646
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26		35	34,353
5.88%, 07/01/29		62	55,343
Comcast Corp.
3.70%, 04/15/24		3,415	3,358,618
3.95%, 10/15/25		2,048	1,989,548
2.65%, 02/01/30		1,250	1,047,871
3.40%, 04/01/30		133	116,976
4.25%, 10/15/30		1,600	1,481,410
2.94%, 11/01/56		45	26,859
2.99%, 11/01/63		104	60,236
Covanta Holding Corp., 4.88%, 12/01/29(b)		137	110,732
Cox Communications, Inc., 2.95%, 10/01/50(b)		44	26,167
Crown Castle, Inc.
2.90%, 03/15/27		10	8,876
3.65%, 09/01/27		500	452,628
4.30%, 02/15/29		138	126,583
3.25%, 01/15/51		41	25,944
CSC Holdings LLC, 5.25%, 06/01/24		45	41,625
CVS Health Corp.
1.75%, 08/21/30		161	123,235
5.05%, 03/25/48		63	55,482
4.25%, 04/01/50		344	269,230
Dana, Inc., 4.25%, 09/01/30		38	27,833
Dell International LLC/EMC Corp. 5.30%, 10/01/29		130	121,126

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Dell International LLC/EMC Corp. (continued)
8.35%, 07/15/46	USD	18	$19,415
3.45%, 12/15/51(b)		135	76,749
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52		44	27,191
Discovery Communications LLC
1.90%, 03/19/27	EUR	810	674,768
4.00%, 09/15/55	USD	89	52,474
DraftKings Holdings, Inc., 0.00%, 03/15/28(j)(l)		174	112,306
Duke Energy Corp., 4.20%, 06/15/49		35	26,496
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)		324	305,370
Edison International, 4.13%, 03/15/28		495	441,612
Elevance Health, Inc., 3.13%, 05/15/50		59	39,025
Eli Lilly & Co., 1.38%, 09/14/61	EUR	240	119,788
Entergy Louisiana LLC, 2.35%, 06/15/32	USD	1,157	896,365
Equinix, Inc.
3.20%, 11/18/29		147	124,271
2.15%, 07/15/30		206	157,932
3.90%, 04/15/32		983	835,026
2.95%, 09/15/51		81	48,517
Exelon Corp.(b)
2.75%, 03/15/27		1,298	1,162,931
4.10%, 03/15/52		1,079	832,484
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	269,749
FedEx Corp., 0.45%, 05/04/29	EUR	490	368,011
Fidelity National Information Services, Inc.
0.75%, 05/21/23		230	222,491
1.65%, 03/01/28	USD	480	394,251
2.95%, 05/21/39	EUR	350	265,271
1.10%, 07/15/24		110	103,255
FirstEnergy Corp., Series C, 3.40%, 03/01/50	USD	44	28,820
FirstEnergy Transmission LLC, 4.35%, 01/15/25(b)		1,032	995,020
Fiserv, Inc.
2.25%, 06/01/27		133	114,828
1.63%, 07/01/30	EUR	470	374,995
4.40%, 07/01/49	USD	33	25,595
Florida Power & Light Co., 2.88%, 12/04/51		378	249,146
Ford Motor Co.
3.25%, 02/12/32		55	39,618
6.10%, 08/19/32		301	265,362
Ford Motor Credit Co. LLC, 3.35%, 11/01/22		367	366,483
Freed Corp., 10.00%, 12/02/23(e)		629	603,840
Freedom Mortgage Corp.(b)
8.13%, 11/15/24		191	167,125
8.25%, 04/15/25		183	151,201
FreeWire Technologies, Inc., 12.95%, 03/31/25(e)		318	276,790
Full House Resorts, Inc., 8.25%, 02/15/28(b)		67	60,309
General Motors Co.
5.00%, 10/01/28		288	264,922
5.40%, 10/15/29		360	331,937
5.95%, 04/01/49		116	96,759
General Motors Financial Co., Inc.
2.75%, 06/20/25		83	76,455
0.85%, 02/26/26(c)	EUR	100	86,477
2.70%, 08/20/27	USD	151	127,855
Gilead Sciences, Inc., 2.80%, 10/01/50		410	253,202
Global Payments, Inc.
2.15%, 01/15/27		247	211,356
4.95%, 08/15/27		25	23,819
4.15%, 08/15/49		35	23,999
Goldman Sachs Group, Inc.
1.22%, 12/06/23		1,472	1,411,304

Security		Par (000)	Value

United States (continued)
Goldman Sachs Group, Inc. (continued)
3.50%, 04/01/25	USD	1,396	$1,333,463
7.25%, 04/10/28	GBP	100	112,409
(1 day SOFR + 0.49%), 0.93%, 10/21/24(a)	USD	288	273,355
(1 day SOFR + 0.73%), 1.76%, 01/24/25(a)		1,007	956,793
(1 day SOFR + 0.80%), 1.43%, 03/09/27(a)		157	134,974
(1 day SOFR + 1.09%), 1.99%, 01/27/32(a)		325	240,276
(1 day SOFR + 1.11%), 2.64%, 02/24/28(a)		1,180	1,023,814
(1 day SOFR + 1.26%), 2.65%, 10/21/32(a)		185	141,796
(1 day SOFR + 1.41%), 3.10%, 02/24/33(a)		705	559,950
(1 day SOFR + 1.73%), 4.48%, 08/23/28(a)		82	76,957
(1 day SOFR + 1.85%), 3.62%, 03/15/28(a)		900	819,045
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(a)		175	166,694
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(a)		770	699,835
GXO Logistics, Inc.
1.65%, 07/15/26		40	32,684
2.65%, 07/15/31		208	147,267
HCA, Inc.
5.38%, 02/01/25		210	207,517
5.25%, 04/15/25		235	230,186
3.50%, 09/01/30		403	332,765
3.63%, 03/15/32(b)		330	266,982
5.25%, 06/15/49		32	26,021
3.50%, 07/15/51		135	83,588
Hewlett Packard Enterprise Co., 1.45%, 04/01/24		980	930,250
Home Depot, Inc., 2.70%, 04/15/30		199	169,964
HP, Inc.
2.20%, 06/17/25		645	596,975
6.00%, 09/15/41		30	26,030
Intel Corp., 3.20%, 08/12/61		402	250,448
Intercontinental Exchange, Inc., 3.00%, 09/15/60		44	26,300
International Business Machines Corp., 3.43%, 02/09/52		100	68,275
International Flavors & Fragrances, Inc., 3.47%, 12/01/50(b)		39	25,526
JPMorgan Chase & Co.
0.63%, 01/25/24(c)	EUR	465	441,133
0.99%, 04/28/26(a)(c)	GBP	200	192,509
(1 day SOFR + 0.98%), 3.85%, 06/14/25(a)	USD	1,596	1,552,258
(1 day SOFR + 1.02%), 2.07%, 06/01/29(a)		58	47,021
(1 day SOFR + 1.07%), 1.95%, 02/04/32(a)		955	706,443
(1 day SOFR + 1.16%), 2.30%, 10/15/25(a)		178	166,924
(1 day SOFR + 1.17%), 2.95%, 02/24/28(a)		962	850,620
(1 day SOFR + 1.18%), 2.55%, 11/08/32(a)		361	273,932
(1 day SOFR + 1.26%), 2.96%, 01/25/33(a)		210	165,078
(1 day SOFR + 1.56%), 4.32%, 04/26/28(a)		549	514,470
(1 day SOFR + 1.80%), 4.59%, 04/26/33(a)		619	556,984
(1 day SOFR + 1.89%), 2.18%, 06/01/28(a)		206	175,202
(1 day SOFR + 2.08%), 4.91%, 07/25/33(a)		627	578,191
(1 day SOFR + 2.44%), 3.11%, 04/22/51(a)		101	63,764
(3 mo. LIBOR US + 0.73%), 3.56%, 04/23/24(a)		508	502,813
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(a)		278	273,542
Keurig Dr. Pepper, Inc., 3.80%, 05/01/50		36	25,552
Kinder Morgan, Inc., 3.60%, 02/15/51		178	115,403
Kinetik Holdings LP, 5.88%, 06/15/30(b)		25	22,891
KLA Corp.
4.65%, 11/01/24		125	124,574
5.25%, 07/15/62		205	188,407
Kraft Heinz Foods Co., 4.13%, 07/01/27(c)	GBP	100	98,393
Kroger Co., 3.95%, 01/15/50	USD	88	67,144
Level 3 Financing, Inc., 4.25%, 07/01/28(b)		39	30,420

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Lowe’s Cos., Inc.
2.63%, 04/01/31	USD	150	$120,594
4.05%, 05/03/47		232	174,148
3.00%, 10/15/50		147	90,015
LYB International Finance III LLC, 3.63%, 04/01/51		78	50,865
Marsh & McLennan Cos., Inc., 2.90%, 12/15/51		68	42,141
McDonald’s Corp.
1.00%, 11/15/23(c)	EUR	100	95,761
3.80%, 04/01/28	USD	113	106,143
MCM Trust, 1.00%, 01/01/59(e)		1,121	1,096,711
Medline Borrower LP, 3.88%, 04/01/29(b)		508	407,259
Medtronic Global Holdings SCA, 1.13%, 03/07/27	EUR	290	257,747
Metropolitan Life Global Funding I, 2.38%, 01/11/23(c)		100	98,157
MGM Resorts International, 5.50%, 04/15/27	USD	22	19,767
Micron Technology, Inc., 3.48%, 11/01/51		44	26,027
Microsoft Corp., 2.53%, 06/01/50		157	102,575
Mondelez International, Inc., 2.63%, 09/04/50		44	26,066
Moody’s Corp., 3.10%, 11/29/61		221	134,659
Morgan Stanley
3.70%, 10/23/24		880	857,696
(1 day SOFR + 0.47%), 0.56%, 11/10/23(a)		1,350	1,342,594
(1 day SOFR + 1.14%), 2.70%, 01/22/31(a)		140	113,508
(1 day SOFR + 1.16%), 3.62%, 04/17/25(a)		1,751	1,700,508
(1 day SOFR + 1.29%), 2.94%, 01/21/33(a)		731	577,902
(1 day SOFR + 1.43%), 2.80%, 01/25/52(a)		86	51,918
(1 day SOFR + 1.61%), 4.21%, 04/20/28(a)		730	683,073
(1 day SOFR + 2.08%), 4.89%, 07/20/33(a)		85	78,758
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(a)		919	826,723
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(a)		785	721,620
Series F, 3.88%, 04/29/24		176	172,781
Motorola Solutions, Inc.
2.75%, 05/24/31		221	168,666
5.50%, 09/01/44		59	50,150
MPLX LP
4.00%, 03/15/28		580	528,350
4.70%, 04/15/48		36	27,429
National Grid North America, Inc., 0.41%, 01/20/26(c)	EUR	100	87,971
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27	USD	34	29,028
5.50%, 08/15/28		154	120,928
5.13%, 12/15/30		135	97,902
5.75%, 11/15/31		64	46,936
New York Life Global Funding, 4.35%, 09/16/25(c)	GBP	150	159,611
Newmont Corp., 2.60%, 07/15/32	USD	154	117,417
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/28		3,292	2,725,054
Norfolk Southern Corp.
2.55%, 11/01/29		1,005	847,595
3.00%, 03/15/32		727	607,889
NortonLifeLock, Inc., 6.75%, 09/30/27(b)		184	176,554
NRG Energy, Inc.(b)
3.75%, 06/15/24		20	19,223
2.45%, 12/02/27		543	444,526
4.45%, 06/15/29		40	34,696
NVIDIA Corp.
2.85%, 04/01/30		500	428,530
2.00%, 06/15/31		610	479,657
Occidental Petroleum Corp., 8.50%, 07/15/27		186	199,057
Oncor Electric Delivery Co. LLC(b)
4.15%, 06/01/32		663	617,215
4.55%, 09/15/32		145	139,474

Security		Par (000)	Value

United States (continued)
ONE Gas, Inc., 2.00%, 05/15/30	USD	35	$27,574
Oracle Corp.
3.40%, 07/08/24		1,004	975,840
2.50%, 04/01/25		517	481,771
2.95%, 04/01/30		1,282	1,033,377
2.88%, 03/25/31		2,639	2,081,290
3.60%, 04/01/50		135	84,470
3.95%, 03/25/51		68	45,098
3.85%, 04/01/60		45	27,203
Pacific Gas & Electric Co., 3.50%, 08/01/50		45	27,385
Paramount Global, 4.95%, 05/19/50		94	66,801
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 4.88%, 05/15/29(b)		222	179,820
PECO Energy Co., 4.38%, 08/15/52		200	169,684
Permian Resources Operating LLC, 5.38%, 01/15/26(b)		25	22,813
Philip Morris International, Inc.
0.13%, 08/03/26	EUR	260	220,111
3.13%, 06/03/33		165	130,346
2.00%, 05/09/36		100	63,424
1.88%, 11/06/37		300	176,552
1.45%, 08/01/39		125	68,619
Picard Midco, Inc., 6.50%, 03/31/29	USD	723	610,718
PPG Industries, Inc., 1.40%, 03/13/27	EUR	825	722,472
Prologis Euro Finance LLC
0.63%, 09/10/31		200	141,091
1.50%, 02/08/34		130	92,677
1.50%, 09/10/49		125	65,253
QUALCOMM, Inc., 2.15%, 05/20/30	USD	468	385,751
Range Resources Corp., 5.00%, 03/15/23		50	49,830
Raytheon Technologies Corp., 2.15%, 05/18/30	EUR	500	427,200
Republic Services, Inc., 2.38%, 03/15/33	USD	146	112,006
S&P Global, Inc., 3.90%, 03/01/62(b)		19	14,363
Salesforce, Inc., 1.95%, 07/15/31		513	403,842
Sasol Financing USA LLC
4.38%, 09/18/26		200	175,350
5.50%, 03/18/31		283	211,684
Service Properties Trust
4.35%, 10/01/24		120	106,231
4.50%, 03/15/25		46	38,423
7.50%, 09/15/25		32	29,920
Southern California Edison Co., Series 20C, 1.20%, 02/01/26		264	232,325
SRS Distribution, Inc., 4.63%, 07/01/28(b)		36	30,924
Steel Dynamics, Inc., 3.25%, 10/15/50		76	46,376
Stem, Inc., 0.50%, 12/01/28(b)(j)		27	20,034
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		167	136,522
Talen Energy Supply LLC(b)(d)(h)
7.25%, 05/15/27		267	273,007
6.63%, 01/15/28		292	295,650
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		392	358,357
Tenet Healthcare Corp., 4.38%, 01/15/30(b)		210	175,287
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 8.17%, 09/30/24(a)(b)		1,000	961,386
Texas Eastern Transmission LP, 2.80%, 10/15/22(b)		20	19,988
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28		552	461,686
T-Mobile USA, Inc.
3.88%, 04/15/30(k)		1,719	1,524,780
4.50%, 04/15/50		51	40,828
3.30%, 02/15/51		186	121,179
3.40%, 10/15/52		68	44,893
3.60%, 11/15/60		44	28,239

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48	USD	9	$7,415
Union Pacific Corp.
3.25%, 02/05/50		39	27,490
3.85%, 02/14/72		121	86,533
United Airlines Pass-Through Trust
Series 16-2, Class B, 3.65%, 04/07/27		4	3,246
Series 2015-1, Class AA, 3.45%, 06/01/29		1	625
Series 2019-2, Class B, 3.50%, 11/01/29		50	41,094
Series AA, Class AA, 2.88%, 04/07/30		6	5,271
Series AA, Class AA, 2.70%, 11/01/33		69	55,208
UnitedHealth Group, Inc.
2.88%, 08/15/29		320	278,923
2.30%, 05/15/31		667	536,594
2.90%, 05/15/50		60	39,408
3.13%, 05/15/60		73	46,720
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(b)		121	94,077
Verizon Communications, Inc.
0.75%, 03/22/24		3,504	3,311,972
1.45%, 03/20/26		2,508	2,214,439
1.13%, 11/03/28	GBP	100	81,839
1.50%, 09/18/30	USD	3,480	2,616,077
1.75%, 01/20/31		143	107,245
2.55%, 03/21/31		138	110,183
2.36%, 03/15/32		130	99,687
4.50%, 08/10/33		105	94,571
2.88%, 11/20/50		90	55,036
3.55%, 03/22/51		78	54,847
2.99%, 10/30/56		91	54,092
3.00%, 11/20/60		131	76,085
3.70%, 03/22/61		720	488,793
Viatris, Inc., 4.00%, 06/22/50		44	26,338
VICI Properties LP
5.13%, 05/15/32		250	221,600
5.63%, 05/15/52		91	75,292
VMware, Inc., 2.20%, 08/15/31		320	232,917
Walt Disney Co., 2.00%, 09/01/29		327	267,242
Wells Fargo & Co.
0.50%, 04/26/24(c)	EUR	145	135,850
2.00%, 04/27/26(c)		135	122,951
(1 day SOFR + 1.56%), 4.54%, 08/15/26(a)	USD	414	400,506
(1 day SOFR + 2.10%), 4.90%, 07/25/33(a)		328	302,394
Williams Cos., Inc.
2.60%, 03/15/31		927	726,861
4.65%, 08/15/32		380	344,907
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
5.50%, 03/01/25		148	138,565

Security		Par (000)		Value

United States (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b) (continued)
5.25%, 05/15/27	USD	22		$19,364
XHR LP, 4.88%, 06/01/29(b)		34		28,034

				132,113,298

Total Corporate Bonds — 28.3% (Cost: $233,160,247)				196,462,639

Floating Rate Loan Interests(a)

Canada — 0.0%
Great Canadian Gaming Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 11/01/26		34		32,385
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR + 6.00%, 1.00% Floor), 8.94%, 12/22/26		72		68,649

				101,034

Mexico — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 6.73%, 02/17/23(e)		60		1,011

United Kingdom — 0.0%
GVC Holdings Ltd., 2021 USD Term Loan B4, (3 mo. LIBOR + 2.25%, 0.50% Floor), 6.17%, 03/29/27		—	(g)	69

United States — 1.0%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.32%, 05/17/28		187		136,959
American Auto Auction Group LLC
2021 2nd Lien Term Loan, (3 mo. SOFR + 8.75%, 0.75% Floor), 12.30%, 01/02/29		225		200,250
2021 Term Loan B, (3 mo. SOFR + 5.00%, 0.75% Floor), 8.70%, 12/30/27		420		386,241
American Rock Salt Co. LLC, 2021 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 06/09/28		53		48,436
Apex Tool Group LLC, 2022 Term Loan, (1 mo. SOFR CME + 5.25%, 0.50% Floor), 8.10%, 02/08/29		282		248,587
Aruba Investments, Inc., 2020 USD Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.08%, 11/24/27		109		100,052
Conair Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.42%, 05/17/28		49		40,729
ConnectWise LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 09/29/28		111		103,657
Digital Room Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 5.25%, 0.50% Floor), 8.37%, 12/21/28		136		122,230
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 8.12%, 08/02/27		208		193,753
DS Parent, Inc., Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 9.91%, 12/10/28		214		204,660
EIS Buyer, Inc., Revolver, 09/01/27(e)(m)		53		51,651

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
EIS Group, Inc., Term Loan, (3 mo. SOFR CME), 2.84%, 05/01/28(e)	USD	532	$516,513
Emerald Electronics Manufacturing Services, Term Loan, (1 mo. SOFR + 6.25%, 1.00% Floor), 9.38%, 12/29/27		161	153,183
Flexsys Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 5.25%, 0.75% Floor), 8.37%, 11/01/28		101	90,834
Green Plains Operating Co. LLC, Term Loan, (1 mo. LIBOR + 8.00%), 10.51%, 07/20/26(e)		540	533,952
Hydrofarm Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 5.50%, -4.50% Floor), 8.38%, 09/27/28(e)		99	87,340
Jack Ohio Finance LLC, Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 10/04/28(e)		80	78,374
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27		374	325,562
LSF11 A5 Holdco LLC, Term Loan, (1 mo. SOFR + 3.50%, 0.50% Floor), 6.65%, 10/15/28		201	186,418
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR + 7.50%, 1.00% Floor), 10.57%, 09/03/26		123	110,763
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 0.50% Floor), 9.88%, 11/01/29(e)		74	70,300
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 10/23/28		513	471,222
MIP V Waste Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 12/08/28		117	113,007
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. SOFR + 6.00%, 0.50% Floor), 9.65%, 01/24/30		20	18,100
OVG Business Services LLC, Initial Term Loan, (1 mo. LIBOR + 6.25%, 1.00% Floor), 9.34%, 10/13/28(e)		267	247,994
Profrac Services LLC, 2022 Term Loan, (3 mo. SOFR + 8.50%, 1.00% Floor), 10.01%, 03/04/25(e)		226	231,542
Sonder Secured Notes, 01/19/27(e)(m)		787	667,330
Sovos Brands Intermediate, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 06/08/28		41	39,336
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.31%, 06/02/28		230	211,643
Talen Energy Supply LLC, 2022 DIP Term Loan, (3 mo. SOFR CME + 4.75%, 0.75% Floor), 7.63%, 11/10/23		282	281,718
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 5.93%, 10/02/28		321	289,635
Vaca Morada Partners LP, Revolver, (3 mo. LIBOR + 0.50%), 3.69%, 03/25/24(e)		402	400,608
Vaco Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 5.00%), 8.68%, 01/21/29		161	155,559
Valcour Packaging LLC, 2021 1st Lien Term Loan, (6 mo. LIBOR + 3.75%, 0.50% Floor), 5.22%, 10/04/28		60	54,700

			7,172,838

Floating Rate Loan Interests — 1.0% (Cost: $7,786,782)			7,274,952

Security		Par (000)	Value

Foreign Agency Obligations

Angola — 0.0%
Angolan Government International Bond, 8.75%, 04/14/32(b)	USD	271	$199,524

Australia(c) — 0.1%
Australia Government Bond
2.25%, 05/21/28	AUD	90	53,291
3.75%, 04/21/37		80	49,389
Series 136, 4.75%, 04/21/27		220	147,029
Series 137, 2.75%, 04/21/24		130	82,428

			332,137

Austria(b)(c) — 0.3%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	497,671
1.50%, 02/20/47		222	163,968
2.10%, 12/31/99		1,514	1,135,104

			1,796,743

Belgium(b)(c) — 0.1%
Kingdom of Belgium Government Bond
Series 78, 1.60%, 06/22/47		351	256,588
Series 85, 0.80%, 06/22/28		855	769,474

			1,026,062

Brazil — 1.1%
Brazil Letras do Tesouro Nacional, Series F, 10.00%, 01/01/31	BRL	26,000	4,349,436
Brazilian Government International Bond, 3.75%, 09/12/31	USD	3,900	3,137,550

			7,486,986

Canada — 0.3%
Canadian Government Bond
5.75%, 06/01/33	CAD	170	151,321
5.00%, 06/01/37		90	78,218
4.00%, 06/01/41		280	224,618
3.50%, 12/01/45		140	106,668
2.75%, 12/01/48		210	141,845
2.00%, 12/01/51		2,650	1,513,283

			2,215,953

China — 5.1%
China Development Bank, 3.30%, 02/01/24	CNY	1,400	198,930
China Government Bond
3.19%, 04/11/24		1,400	199,607
2.94%, 10/17/24		8,500	1,210,737
3.25%, 11/22/28		100	14,465
3.29%, 05/23/29		105,600	15,370,139
2.68%, 05/21/30		12,080	1,675,676
3.27%, 11/19/30		10,000	1,446,825
3.02%, 05/27/31		105,780	15,014,430

			35,130,809

Colombia — 0.2%
Colombia Government International Bond
4.50%, 03/15/29	USD	572	468,432
4.13%, 02/22/42		200	113,000
4.13%, 05/15/51		200	106,725

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colombia (continued)
Colombian TES
Series B, 7.00%, 03/26/31	COP	1,534,000	$235,334
Series B, 7.25%, 10/18/34		1,336,000	191,974

			1,115,465

Denmark — 0.0%
Denmark Government Bond
1.50%, 11/15/23	DKK	200	26,231
1.75%, 11/15/25		500	64,924
4.50%, 11/15/39		450	74,569

			165,724

France(c) — 0.3%
French Republic Government Bond OAT
2.50%, 05/25/30	EUR	40	39,510
1.50%, 05/25/31		190	172,374
5.75%, 10/25/32		100	123,811
1.50%, 05/25/50(b)		2,536	1,792,048

			2,127,743

Germany(c) — 5.0%
Bundesrepublik Deutschland Bundesanleihe
2.00%, 08/15/23		33,920	33,352,112
1.70%, 08/15/32		1,530	1,443,423

			34,795,535

Ghana — 0.0%
Ghana Government International Bond, 7.63%, 05/16/29(c)	USD	381	140,970

Greece(b)(c) — 0.3%
Hellenic Republic Government Bond
0.01%, 02/12/26	EUR	246	211,672
2.00%, 04/22/27		92	82,600
1.50%, 06/18/30		1,740	1,358,981
1.75%, 06/18/32		200	149,682
1.88%, 01/24/52		344	184,360

			1,987,295

Italy(c) — 0.9%
Italy Buoni Poliennali Del Tesoro
0.95%, 03/01/23		5,204	5,085,278
4.75%, 09/01/44(b)		232	236,348
3.85%, 09/01/49(b)		700	624,389

			5,946,015

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.63%, 03/22/48(c)		239	137,948

Japan — 1.2%
Japan Government Thirty Year Bond, Series 64, 0.40%, 09/20/49	JPY	1,500,000	8,188,593

Mexico — 0.1%
Mexican Bonos, Series M 30, 8.50%, 11/18/38	MXN	20,100	902,289

Netherlands — 0.0%
Netherlands Government Bond, 2.75%, 01/15/47(b)(c)	EUR	311	321,441

New Zealand — 0.0%
New Zealand Government Bond, 2.75%, 04/15/25(c)	NZD	100	54,004

Security		Par (000)	Value

Oman(c) — 0.1%
Oman Government International Bond
4.75%, 06/15/26	USD	299	$277,323
6.75%, 10/28/27		289	283,906

			561,229

Russia — 0.1%
Russian Federal Bond - OFZ, 6.10%, 07/18/35(d)(h)	RUB	68,273	357,242

Spain(b)(c) — 0.1%
Spain Government Bond
1.25%, 10/31/30	EUR	431	369,277
3.45%, 07/30/66		688	632,293

			1,001,570

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.85%, 03/14/24(c)(d)(h)	USD	200	48,788

Sweden — 0.0%
Sweden Government Bond
1.00%, 11/12/26(c)	SEK	960	81,675
3.50%, 03/30/39		250	26,913

			108,588

Turkey — 0.0%
Turkey Government International Bond, 4.88%, 04/16/43	USD	454	255,375

Ukraine(b)(d)(h) — 0.0%
Ukraine Government International Bond
7.38%, 09/25/34		200	36,500
7.25%, 03/15/35		216	39,420

			75,920

United Kingdom(c) — 1.6%
United Kingdom Gilt
0.75%, 07/22/23	GBP	1,826	1,989,664
1.50%, 07/22/26		6,000	6,015,703
1.75%, 09/07/37		60	49,121
4.75%, 12/07/38		30	35,822
3.25%, 01/22/44		165	165,894
3.50%, 01/22/45		700	729,844
1.50%, 07/22/47		1,040	727,616
3.75%, 07/22/52		1,000	1,114,406

			10,828,070

Total Foreign Agency Obligations — 16.9% (Cost: $139,579,945)			117,308,018

		Shares

Investment Companies

United States — 4.1%
Industrial Select Sector SPDR Fund		1,485	123,018
Invesco QQQ Trust, Series 1		38,300	10,236,058
iShares 0-5 Year TIPS Bond ETF(n)		7,050	677,576
iShares Biotechnology ETF(n)		493	57,661
iShares China Large-Cap ETF(n)		3,075	79,520
iShares iBoxx $ High Yield Corporate Bond ETF(n)		109,024	7,783,223
iShares iBoxx $ Investment Grade Corporate Bonds ETF(k)(n)		31,669	3,244,489

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
iShares JP Morgan USD Emerging Markets Bond ETF(k)(n)		64,458	$5,117,965
iShares Latin America 40 ETF(n)		9,782	232,029
iShares MSCI Brazil ETF(n)		9,033	267,648
iShares MSCI Emerging Markets ETF(n)		13,148	458,602
iShares Russell 2000 ETF(n)		476	78,502
VanEck Semiconductor ETF		628	116,255

Total Investment Companies — 4.1% (Cost: $32,391,405)			28,472,546

		Par (000)

Municipal Bonds

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/31	USD	745	838,007

California — 0.4%
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)		180	174,199
Fresno Unified School District, Refunding GO, Series B, 4.00%, 08/01/46		115	102,498
Hartnell Community College District/CA, GO, Series B, 3.00%, 08/01/48		740	520,419
Palo Alto Unified School District, GO, 3.00%, 08/01/33		1,285	1,191,431
University of California, Refunding RB, Series BE, 4.00%, 05/15/50		1,000	886,665
Victor Valley Community College District, Refunding GO, Series A, 4.00%, 08/01/44		150	130,055

			3,005,267

Colorado — 0.2%
Denver City & County School District No.1, GO, Series A, (SAW), 5.00%, 12/01/42		1,235	1,321,674

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Refunding RB, Series C1, 5.00%, 10/01/35		495	540,587

Georgia — 0.1%
Georgia State Road & Tollway Authority, RB, Series A, (GTD), 4.00%, 07/15/38		75	74,519
State of Georgia, GO
Series A, 4.00%, 07/01/40		145	138,746
Series A, 4.00%, 07/01/41		145	137,788
State of Georgia, Refunding GO
Series C, 5.00%, 07/01/30		145	162,333
Series C, 5.00%, 07/01/31		145	163,602

			676,988

Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Series A, 4.00%, 12/01/40		345	321,702

Louisiana — 0.0%
Louisiana Public Facilities Authority, RB, 3.00%, 05/15/47		155	107,826

Maryland — 0.1%
County of Montgomery Maryland, RB, 4.00%, 12/01/44		735	675,595

Security		Par (000)	Value

Massachusetts — 0.5%
City of Boston Massachusetts, GO, Series A, 5.00%, 11/01/37	USD	1,000	$1,106,413
Commonwealth of Massachusetts, GO, Series C, 5.00%, 05/01/49		1,000	1,040,212
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 11/15/32		575	655,949
University of Massachusetts Building Authority, RB, Series 1, 5.00%, 11/01/52		555	581,202

			3,383,776

Michigan — 0.0%
Michigan Finance Authority, RB, 4.00%, 02/15/47		330	279,542

Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 4.00%, 01/01/45		775	661,245

Nevada — 0.1%
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/38		790	819,894

New Hampshire — 0.2%
State of New Hampshire, GO, Series C, 5.00%, 12/01/28		1,000	1,103,370

New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority, RB
3.00%, 07/01/51		95	63,303
4.00%, 07/01/51		160	137,690

			200,993

New York — 0.2%
Triborough Bridge & Tunnel Authority, Refunding RB, Series B-1, Senior Lien, 5.00%, 05/15/46		1,005	1,046,585

North Carolina — 0.3%
City of Charlotte NC Airport Revenue, Refunding ARB, Series A, 3.00%, 07/01/46		235	165,669
County of Wake NC, Refunding GO, 5.00%, 04/01/28		1,870	2,040,505

			2,206,174

Ohio — 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, LN FD, 5.00%, 12/01/50		2,000	2,100,808

Pennsylvania — 0.3%
Allegheny County Airport Authority, ARB, Series A, AMT, 4.00%, 01/01/56		1,000	820,469
Chartiers Valley School District, GO, Series A, (SAW), 3.00%, 10/15/49		1,590	1,077,018

			1,897,487

Puerto Rico(a) — 0.2%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43		175	86,218
0.00%, 11/01/51		1,921	704,678
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		806	263,590

			1,054,486

Texas — 0.3%
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/52		295	261,121

13

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Texas (continued)
Katy Independent School District, GO, (PSF), 4.00%, 02/15/47	USD	1,410	$1,279,275
Lyford Consolidated Independent School District/TX, GO, (PSF), 4.00%, 08/15/47		155	136,798
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 4.00%, 02/15/47		275	235,371

			1,912,565

Virginia — 0.2%
County of Fairfax Virginia Sewer Revenue, RB, Series A, 4.00%, 07/15/51		1,650	1,469,944

Washington — 0.1%
Washington Health Care Facilities Authority, RB, Series A, 4.00%, 10/01/45		650	568,105

Wisconsin — 0.3%
State of Wisconsin, GO, Series B, 5.00%, 05/01/28		2,000	2,170,136
Wisconsin Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 11/15/35		125	128,128
Series A, 5.00%, 11/15/39		125	127,285

			2,425,549

Total Municipal Bonds — 4.1% (Cost: $31,827,435)			28,618,169

Non-Agency Mortgage-Backed Securities

Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3 mo. EURIBOR + 0.63%), 1.63%, 06/15/53(a)(c)	EUR	143	138,489

United Kingdom(a)(c) — 0.2%
Agora Securities U.K. DAC, Series 2021-1X, Class A, 2.92%, 07/22/31	GBP	400	433,701
Canada Square Funding PLC, Series 2021-2, Class B, 3.34%, 06/17/58		112	120,497
Finsbury Square, Series 2021-1GRX, Class AGRN, 2.77%, 12/16/67		299	326,964
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, 2.70%, 05/15/51		131	143,429
Mortimer BTL PLC, Series 2021-1, Class B, 3.25%, 06/23/53		100	106,448

			1,131,039

United States — 6.4%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)	USD	250	193,314
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 4.82%, 09/15/34(a)(b)		350	323,626
Arbor Multifamily Mortgage Securities Trust(b)
Series 2020-MF1, Class XA, 1.08%, 05/15/53(a)		14,947	781,310
Series E, Class E, 1.75%, 05/15/53(e)		1,326	855,137
Atrium Hotel Portfolio Trust(a)(b)
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 4.77%, 12/15/36		200	185,440
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 5.87%, 12/15/36		150	135,693
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 4.82%, 11/15/32(a)(b)		150	124,918

Security		Par (000)	Value

United States (continued)
Bank
Series 2020-BN29, Class C, 3.13%, 11/15/53(a)	USD	1,050	$773,994
Series 2021-BN35, Class A5, 2.29%, 06/15/64		27	21,396
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,098,945
Series 2017-DELC, Class E, (1 mo. LIBOR US + 2.63%), 5.44%, 08/15/36(a)(b)		1,400	1,322,563
Benchmark Mortgage Trust
Series 2020-B21, Class XA, 1.57%, 12/17/53(a)		5,033	397,183
Series 2021-B25, Class A5, 2.58%, 04/15/54		200	163,211
BHMS Mortgage Trust, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 4.07%, 07/15/35(a)(b)		170	164,140
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class F, (1 mo. LIBOR US + 2.00%), 4.82%, 10/15/36		850	815,813
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 5.12%, 10/15/36		935	895,214
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 5.47%, 10/15/36		680	649,352
BX Trust(a)(b)
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 5.82%, 02/15/36		900	788,855
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 5.82%, 02/15/36		900	788,855
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 5.82%, 01/15/34		390	355,909
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 6.72%, 01/15/34		760	689,730
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37		110	90,722
Series 2017-CC, Class E, 3.67%, 08/13/37		220	176,057
CFCRE Commercial Mortgage Trust(b)
Series 2018-TAN, Class A, 4.24%, 02/15/33		750	741,892
Series 2018-TAN, Class E, 6.66%, 02/15/33(a)		1,000	969,396
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	358,361
Series 2016-C2, Class B, 3.18%, 08/10/49		750	659,339
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	353,060
Series 2019-PRM, Class C, 3.90%, 05/10/36(b)		1,000	980,054
Series 2020-420K, Class D, 3.42%, 11/10/42(a)(b)		360	264,484
Series 2020-420K, Class X, 0.91%, 11/10/42(a)(b)		20,000	1,049,699
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 6.31%, 11/15/37(a)(b)		983	928,890
COMM Mortgage Trust
Series 2014-CR21, Class A3, 3.53%, 12/10/47		343	330,475
Series 2015-LC19, Class A4, 3.18%, 02/10/48		500	476,863
Series 2016-DC2, Class B, 4.82%, 02/10/49(a)		100	92,542
Series 2016-DC2, Class C, 4.82%, 02/10/49(a)		100	91,032
Series 2017-PANW, Class D, 4.34%, 10/10/29(a)(b)		750	693,097
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(a)(b)		1,000	890,058
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
Series 2019-ICE4, Class C, (1 mo. LIBOR US + 1.43%), 4.25%, 05/15/36		100	97,323
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 4.97%, 05/15/36		700	676,231
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.90%, 08/15/51(a)		750	658,599

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
DBGS Mortgage Trust(a)(b)
Series 2018-5BP, Class D, (1 mo. LIBOR US + 1.50%), 4.32%, 06/15/33	USD	1,000	$924,754
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 4.01%, 05/15/35		91	88,160
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49		375	341,832
DBUBS Mortgage Trust(a)(b)
Series 2017-BRBK, Class E, 3.65%, 10/10/34		300	269,185
Series 2017-BRBK, Class F, 3.65%, 10/10/34		240	210,782
Freddie Mac Multifamily Structured Pass Through Certificates, Series K121, Class X1, 1.12%, 10/25/30(a)		4,063	247,802
GCT Commercial Mortgage Trust, Series 2021-GCT D, Class D, (1 mo. LIBOR US + 2.35%), 5.17%, 02/15/38(a)(b)		340	320,289
GS Mortgage Securities Corp. Trust, Series 2021- ROSS, Class A, (1 mo. LIBOR US + 1.15%), 3.97%, 05/15/26(a)(b)		100	93,498
GS Mortgage Securities Trust(a) Series 2015-GC34, Class B, 4.47%, 10/10/48		1,100	1,007,766
Series 2020-GSA2, Class XA, 1.84%, 12/12/53(b)		3,629	345,628
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	935,778
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 5.82%, 07/15/36(a)(b)		1,250	1,150,051
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class B, 5.11%, 12/15/46(a)		1,000	981,970
Series 2018-AON, Class A, 4.13%, 07/05/31(b)		1,200	1,172,000
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A5, 3.69%, 03/15/50		1,200	1,122,224
Series 2017-C7, Class A5, 3.41%, 10/15/50		1,113	1,020,642
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1 mo. LIBOR US + 2.05%), 4.87%, 12/15/37(a)(b)		682	631,173
MAD Mortgage Trust(a)(b)
Series 2017-330M, Class D, 4.11%, 08/15/34		110	100,736
Series 2017-330M, Class E, 4.17%, 08/15/34		130	118,254
MCM Trust, 3.00%, 08/25/28(e)		465	310,440
MED Trust, Series 2021, Class G, (1 mo. LIBOR US + 5.25%), 8.07%, 11/15/38(a)(b)(e)		639	600,660
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		375	367,360
Series 2015-C25, Class A5, 3.64%, 10/15/48		400	380,989
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		680	599,808
Series 2018-H4, Class C, 5.24%, 12/15/51(a)		400	351,947
Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		1,000	885,118
Series 2019-L2, Class A4, 4.07%, 03/15/52		589	547,278
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class E, 4.93%, 06/17/38(a)(b)		382	315,193
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 4.08%, 05/10/39		130	102,571
Series 2017-OT, Class E, 4.08%, 05/10/39		160	118,762
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 5.57%, 01/15/36(a)(b)		270	253,662

Security		Par (000)	Value

United States (continued)
TVC DSCR(e)
0.00%, 02/01/51	USD	314	$401,726
2.38%, 02/01/51		1,257	1,216,299
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)		79	68,703
Wells Fargo Commercial Mortgage Trust(a)
Series 2016-NXS5, Class B, 5.12%, 01/15/59		1,400	1,321,114
Series 2019-C50, Class XA, 1.60%, 05/15/52		13,442	879,563
Series 2021-C59, Class XA, 1.67%, 04/15/54		1,001	85,901
Western Alliance Bank, 5.65%, 12/30/24(b)		2,260	2,258,282

			44,250,672

Total Non-Agency Mortgage-Backed Securities — 6.6% (Cost: $50,313,651)			45,520,200

Preferred Securities

Capital Trusts — 0.2%(a)(d)(i)

France — 0.0%
TotalEnergies SE, 1.75%(c)	EUR	100	90,088

Italy — 0.0%
Eni SpA, Series NC-9, 2.75%(c)		260	178,504

Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)	USD	202	164,415

South Korea — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(c)		200	197,538

United Kingdom(c) — 0.1%
British American Tobacco PLC
Series 5.25, 3.00%	EUR	430	308,872
Series NC8, 3.75%		380	259,777

			568,649

United States — 0.1%
NWD Finance BVI Ltd., 4.13%(c)	USD	200	151,000
Vistra Corp., 7.00%(b)		110	96,031

			247,031

			1,446,225

		Shares

Preferred Stocks — 0.4%

Germany — 0.0%
Porsche Automobil Holding SE, Preference Shares		1,760	99,164

United States — 0.4%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)		290	326,221
Dream Finders Homes, Inc.(e)		1,320	1,217,700
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $138,641)(e)(o)		6,037	74,074

15

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Sitio Royalties Corp., 1.00%, 09/21/26		1,008,000	$987,840
Verge Genomics, Inc., (Acquired 11/05/21, Cost: $165,930)(e)(o)		31,150	152,946

			2,758,781

			2,857,945

Total Preferred Securities — 0.6% (Cost: $5,173,274)			4,304,170

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.6%
Uniform Mortgage-Backed Securities
2.50%, 02/01/51 - 10/01/51	USD	1,048	887,148
3.00%, 10/01/51 - 05/01/52		3,921	3,447,117

			4,334,265

Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust
Series 2020-K104, Class B, 3.66%, 02/25/52		750	651,164
Series 2020-K105, Class B, 3.53%, 03/25/53		726	633,045

			1,284,209

Mortgage-Backed Securities — 16.4%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38		6	6,646
6.00%, 07/01/39		29	29,360
4.00%, 01/01/41		1	1,285
3.00%, 02/01/44		42	36,849
1.50%, 11/14/52(p)		29	27,378
Freddie Mac Mortgage-Backed Securities
5.50%, 10/13/22		19	20,070
2.50%, 01/01/29 - 04/01/31		88	82,291
3.50%, 04/01/31 - 01/01/48		200	188,158
3.00%, 10/01/32 - 12/01/46		170	153,921
5.00%, 05/01/38 - 11/01/48		57	57,797
4.00%, 08/01/40 - 12/01/45		14	13,399
4.50%, 09/01/40 - 08/01/48		157	153,146
Freddie Mac Multifamily Structured Pass Through Certificates, Series KW09, Class X1, 0.94%, 05/25/29(a)		14,740	583,259
Ginnie Mae Mortgage-Backed Securities(p)
4.00%, 10/20/40 - 11/21/52		1,633	1,548,102
3.50%, 01/15/42 - 11/21/52		3,981	3,635,730
5.00%, 10/20/44 - 11/21/52		422	414,085
3.00%, 02/15/45 - 11/21/52		4,846	4,307,879
4.50%, 03/15/47 - 11/21/52		931	894,080
2.00%, 08/20/50 - 10/20/52		4,874	4,077,121
2.50%, 04/20/51 - 11/21/52		5,650	4,869,021
Uniform Mortgage-Backed Securities
4.50%, 08/01/23 - 11/14/52(p)		15,639	14,900,881
2.50%, 09/01/27 - 10/13/52(p)		32,640	27,661,579
3.00%, 07/01/29 - 11/14/52(p)		8,160	7,250,207
3.50%, 07/01/29 - 11/14/52(p)		7,920	7,222,262
2.00%, 10/01/31 - 11/14/52(p)(q)		30,858	25,373,682
4.00%, 09/01/33 - 11/14/52(p)		4,738	4,472,232

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.00%, 09/01/35 - 11/14/52(p)	USD	1,420	$1,389,575
1.50%, 10/18/37 - 10/13/52(p)		5,495	4,428,915
5.50%, 12/01/38		70	71,828

			113,870,738

Total U.S. Government Sponsored Agency Securities — 17.2% (Cost: $130,014,575)			119,489,212

U.S. Treasury Obligations
U.S. Treasury Bills, 3.98%, 09/07/23(l)(r)		3,470	3,344,157
U.S. Treasury Inflation-Indexed Bonds
0.63%, 01/15/24		15,541	15,175,927
0.50%, 04/15/24(s)		28,161	27,363,467
0.13%, 04/15/25 - 01/15/30(s)		14,368	13,421,864
0.38%, 01/15/27		1,840	1,718,513
U.S. Treasury Notes, 1.50%, 02/15/30		1,720	1,459,716

Total U.S. Treasury Obligations — 9.0% (Cost: $65,145,998)			62,483,644

		Shares

Warrants

United Kingdom — 0.0%
Genius Sports Ltd., (Issued/Exercisable 03/30/21, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)(d)		5,890	4,299

United States — 0.0%
Altus Power, Inc., (Issued/Exercisable 01/22/21, 1 Share for 1 Warrant, Expires 01/12/27, Strike Price USD 11.00)(d)		2,502	7,606
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 06/03/26, Strike Price USD 11.50)(d)		9,002	23,765
FreeWire Technologies, Inc., (Issued 04/27/22, 1 Sharefor 1 Warrant, Expires 04/26/27, Strike Price USD 3.35)(e)		34,768	37,549
Gores Holdings VIII, Inc., Class A, (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)		1,786	1,658
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(d)		12,334	992
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)(d)		8,529	1,428
Proof Acquisition Corp. I, (1 Share for 1 Warrant, Expires 12/23/28, Strike Price USD 11.50)(e)		10,200	714

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Sarcos Technology & Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)(d)		28,519	$9,754
Sonder Holdings, Inc., (Issued 11/19/20, Exercisable 01/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(e)		10,965	219

			83,685

Venezuela — 0.0%
Venezuela Government International Bonds		3,000	9,000

Total Warrants — 0.0% (Cost: $156,958)			96,984

Total Long-Term Investments — 94.1% (Cost: $741,288,158)			653,333,972

		Par (000)

Short-Term Securities

Borrowed Bond Agreement — 0.2%
U.S. Treasury Notes, 2.90%, 10/03/22 (Purchased on 09/30/22 to be repurchased at $1,475,252 Collateralized by U.S. Treasury Notes, 1.50%, 02/15/30, par and fair values of $1,720,000 and $1,459,716, respectively)	USD	1,475	1,474,900

Certificates of Deposit — 0.2%

United States — 0.2%
Citibank N.A.
4.06%, 08/01/23		463	460,200
5.00%, 09/21/23		1,120	1,120,594

			1,580,794

Foreign Agency Obligations — 10.8%
German Treasury Bills, 0.00%, 03/22/23(c)(l)(r)		77,000	75,006,112

		Shares

Money Market Funds — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(n)(t)		28,075,158	28,075,158

Total Short-Term Securities — 15.3% (Cost: $115,145,694)			106,136,964

Options Purchased — 0.7% (Cost: $3,338,036)			4,765,542

Total Investments Before Borrowed Bonds and TBA Sale Commitments and Options Written — 110.1% (Cost: $859,771,888)			764,236,478

		Par (000)

Borrowed Bonds

United States — (0.2)%
U.S. Treasury Notes, 1.50%, 02/15/30	USD	(1,720)	(1,459,716)

Total Borrowed Bonds — (0.2)% (Proceeds: $(1,807,701))			(1,459,716)

Security		Par (000)	Value

TBA Sale Commitments(p)

United States — (3.3)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 10/20/52	USD	607	$(521,315)
3.00%, 10/20/52		1,119	(988,785)
3.50%, 10/20/52		1,294	(1,176,883)
4.00%, 10/20/52		88	(82,173)
Uniform Mortgage-Backed Securities
1.50%, 10/13/52		5	(3,833)
2.00%, 10/13/52 - 11/14/52		5,908	(4,782,485)
2.50%, 10/18/37 - 10/13/52		7,392	(6,208,437)
3.00%, 10/13/52 - 11/14/52		2,328	(2,024,936)
3.50%, 10/18/37 - 10/13/52		1,464	(1,319,244)
4.00%, 10/13/52		185	(171,652)
4.50%, 10/13/52		5,700	(5,429,695)

Total TBA Sale Commitments — (3.3)% (Proceeds: $(23,372,922))			(22,709,438)

Options Written — (2.3)% (Premiums Received: $(4,627,719))			(16,362,452)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments and Options Written — 104.3% (Cost: $829,963,546)			723,704,872

Liabilities in Excess of Other Assets — (4.3)%			(29,688,588)

Net Assets — 100.0%			$694,016,284

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Rounds to less than 1,000.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)	Zero-coupon bond.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Fund.
(o)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $227,020, representing less than 0.05% of its net assets as of period end, and an original cost of $304,571.

(p)	Represents or includes a TBA transaction.
(q)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(r)	Rates are discount rates or a range of discount rates as of period end.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Annualized 7-day yield as of period end.

17

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,170,804	$16,904,354	(a)	$—	$—	$—	$28,075,158	28,075,158	$78,437	$—

iShares 0-5 Year TIPS Bond ETF	—	695,447		—	—	(17,871)	677,576	7,050	—	—

iShares Aaa - A Rated Corporate Bond ETF(b)	—	53,120		(51,240)	(1,880)	—	—	—	—	—

iShares Biotechnology ETF	75,242	—		—	—	(17,581)	57,661	493	151	—

iShares China Large-Cap ETF	112,484	—		—	—	(32,964)	79,520	3,075	449	—

iShares iBoxx $ High Yield Corporate Bond ETF	200,210	14,346,459		(5,471,455)	(587,082)	(704,909)	7,783,223	109,024	231,005	—

iShares iBoxx $ Investment Grade Corporate Bonds ETF	137,688	19,990,738		(16,264,090)	(368,095)	(251,752)	3,244,489	31,669	57,664	—

iShares JP Morgan USD Emerging Markets Bond ETF	1,903,206	5,457,510		(1,213,479)	(378,018)	(651,254)	5,117,965	64,458	77,903	—

iShares Latin America 40 ETF	229,486	—		—	—	2,543	232,029	9,782	10,741	—

iShares MSCI Brazil ETF	253,556	—		—	—	14,092	267,648	9,033	13,541	—

iShares MSCI Emerging Markets ETF	642,280	—		—	—	(183,678)	458,602	13,148	4,758	—

iShares Russell 2000 ETF	105,886	2,067,412		(2,170,426)	103,014	(27,384)	78,502	476	835	—

iShares S&P 500 Value ETF(b)	439,347	—		(416,681)	67,188	(89,854)	—	—	—	—

					$(1,164,873)	$(1,960,612)	$46,072,373		$475,484	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro BTP	45	12/08/22	$4,939	$(134,520)
Euro Bund	252	12/08/22	34,203	(1,065,110)
Euro OAT	100	12/08/22	12,948	(578,131)
10-Year Australian Treasury Bonds	125	12/15/22	9,364	(242,665)
FTSE 100 Index	1	12/16/22	76	(6,454)
MSCI Emerging Markets Index	2	12/16/22	87	(11,955)
10-Year Canadian Bond	11	12/19/22	984	(5,519)
10-Year U.S. Treasury Note	203	12/20/22	22,749	(803,460)
U.S. Long Bond	156	12/20/22	19,734	(1,480,276)
Ultra U.S. Treasury Bond	446	12/20/22	60,963	(4,269,287)
Long Gilt	145	12/28/22	15,607	(1,757,018)
2-Year U.S. Treasury Note	2,057	12/30/22	422,328	(6,527,623)
3-Month SONIA Index	45	03/14/23	11,933	(119,801)
3-Month SONIA Index	5	06/20/23	1,315	(19,448)
3-Month SONIA Index	90	09/19/23	23,659	(365,228)
3-Month Euro EURIBOR	160	03/17/25	38,063	(190,434)

				(17,576,929)

Short Contracts
30-Year Euro Buxl Bond	19	12/08/22	2,731	219,953
Euro BOBL	234	12/08/22	27,462	686,442
Euro-Schatz	230	12/08/22	24,156	45,887
Short Term Euro BTP	39	12/08/22	4,026	46,709
10-Year Japanese Government Treasury Bonds	69	12/13/22	70,702	(157,908)
3-Year Australian Treasury Bonds	19	12/15/22	1,295	17,124
Euro Stoxx 50 Index	50	12/16/22	1,605	106,097

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts (continued)
Euro Stoxx Banks Index	85	12/16/22	$321	$31,689
NASDAQ 100 E-Mini Index	41	12/16/22	9,049	1,133,093
Russell 2000 E-Mini Index	28	12/16/22	2,338	308,146
S&P 500 E-Mini Index	44	12/16/22	7,923	473,089
3-Month Euro EURIBOR	44	12/19/22	10,539	45,338
10-Year U.S. Ultra Long Treasury Note	1,896	12/20/22	224,706	10,416,396
5-Year U.S. Treasury Note	2,721	12/30/22	292,337	6,885,082
3-Month Euro EURIBOR	204	03/13/23	48,583	160,647

				20,417,784

				$2,840,855

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	219,000	ZAR	3,798,922	Deutsche Bank AG	10/03/22	$9,115
BRL	2,376,350	USD	439,528	BNP Paribas S.A.	10/04/22	998
BRL	745,992	USD	137,978	Goldman Sachs International	10/04/22	313
BRL	745,992	USD	137,978	Goldman Sachs International	10/04/22	313
BRL	761,328	USD	140,815	Goldman Sachs International	10/04/22	320
BRL	761,328	USD	140,815	Goldman Sachs International	10/04/22	320
BRL	787,618	USD	145,677	Goldman Sachs International	10/04/22	331
BRL	787,618	USD	145,677	Goldman Sachs International	10/04/22	331
BRL	1,115,308	USD	206,286	Goldman Sachs International	10/04/22	468
BRL	1,585,532	USD	293,259	Goldman Sachs International	10/04/22	666
BRL	748,424	USD	138,428	JPMorgan Chase Bank N.A.	10/04/22	314
BRL	752,744	USD	139,227	JPMorgan Chase Bank N.A.	10/04/22	316
USD	455,000	BRL	2,376,350	BNP Paribas S.A.	10/04/22	14,474
USD	144,000	BRL	761,328	Goldman Sachs International	10/04/22	2,866
USD	144,000	BRL	761,328	Goldman Sachs International	10/04/22	2,866
USD	144,000	BRL	745,992	Goldman Sachs International	10/04/22	5,709
USD	144,000	BRL	745,992	Goldman Sachs International	10/04/22	5,709
USD	153,000	BRL	787,618	Goldman Sachs International	10/04/22	6,992
USD	153,000	BRL	787,618	Goldman Sachs International	10/04/22	6,992
USD	217,000	BRL	1,115,308	Goldman Sachs International	10/04/22	10,245
USD	308,000	BRL	1,585,532	Goldman Sachs International	10/04/22	14,075
USD	145,000	BRL	752,744	JPMorgan Chase Bank N.A.	10/04/22	5,457
USD	147,000	BRL	748,424	JPMorgan Chase Bank N.A.	10/04/22	8,258
CLP	104,606,250	USD	105,000	Citibank N.A.	10/17/22	2,886
CLP	104,606,250	USD	105,000	Citibank N.A.	10/17/22	2,886
EUR	224,000	CZK	5,520,517	BNP Paribas S.A.	10/17/22	58
EUR	147,000	PLN	702,720	HSBC Bank PLC	10/17/22	2,716
EUR	147,000	PLN	702,720	HSBC Bank PLC	10/17/22	2,716
EUR	146,000	USD	142,869	HSBC Bank PLC	10/17/22	346
EUR	146,000	USD	142,869	HSBC Bank PLC	10/17/22	346
GBP	188,000	USD	206,598	Natwest Markets PLC	10/17/22	3,372
GBP	188,000	USD	206,598	Natwest Markets PLC	10/17/22	3,372
JPY	30,874,425	EUR	217,000	HSBC Bank PLC	10/17/22	719
USD	137,547	AUD	213,000	JPMorgan Chase Bank N.A.	10/17/22	1,285
USD	137,547	AUD	213,000	JPMorgan Chase Bank N.A.	10/17/22	1,285
USD	143,000	AUD	216,000	JPMorgan Chase Bank N.A.	10/17/22	4,818
USD	143,000	AUD	216,000	JPMorgan Chase Bank N.A.	10/17/22	4,818
USD	215,000	CAD	296,417	JPMorgan Chase Bank N.A.	10/17/22	422
USD	234,000	CHF	224,169	Bank of America N.A.	10/17/22	6,551
USD	234,000	CHF	224,169	Bank of America N.A.	10/17/22	6,551
USD	145,000	CLP	134,125,000	Citibank N.A.	10/17/22	6,670
USD	145,000	CLP	134,125,000	Citibank N.A.	10/17/22	6,670

19

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Pur chased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	153,000	CLP	140,943,600	Citibank N.A.	10/17/22	$7,638
USD	153,000	CLP	140,943,600	Citibank N.A.	10/17/22	7,638
USD	217,036	EUR	217,000	BNY Mellon	10/17/22	4,176
USD	469,961	EUR	470,000	BNY Mellon	10/17/22	8,928
USD	469,961	EUR	470,000	BNY Mellon	10/17/22	8,928
USD	143,663	GBP	127,000	HSBC Bank PLC	10/17/22	1,821
USD	143,663	GBP	127,000	HSBC Bank PLC	10/17/22	1,821
USD	145,257	GBP	126,000	HSBC Bank PLC	10/17/22	4,532
USD	145,257	GBP	126,000	HSBC Bank PLC	10/17/22	4,532
USD	144,000	NOK	1,560,964	Goldman Sachs International	10/17/22	637
USD	215,000	NOK	2,206,441	JPMorgan Chase Bank N.A.	10/17/22	12,355
USD	145,000	ZAR	2,528,097	Bank of America N.A.	10/17/22	5,491
USD	145,000	ZAR	2,528,097	Bank of America N.A.	10/17/22	5,491
USD	144,000	ZAR	2,552,502	Citibank N.A.	10/17/22	3,144
USD	144,000	ZAR	2,552,502	Citibank N.A.	10/17/22	3,144
USD	138,000	ZAR	2,483,652	Goldman Sachs International	10/17/22	943
USD	138,000	ZAR	2,483,652	Goldman Sachs International	10/17/22	943
USD	143,000	ZAR	2,559,769	JPMorgan Chase Bank N.A.	10/17/22	1,743
USD	143,000	ZAR	2,559,769	JPMorgan Chase Bank N.A.	10/17/22	1,743
USD	202,000	COP	893,547,000	BNP Paribas S.A.	10/18/22	8,697
USD	202,000	COP	893,547,000	BNP Paribas S.A.	10/18/22	8,697
USD	145,000	COP	641,480,000	Citibank N.A.	10/18/22	6,228
USD	145,000	COP	641,480,000	Citibank N.A.	10/18/22	6,228
USD	143,000	COP	631,774,000	Toronto-Dominion Bank	10/18/22	6,327
USD	143,000	COP	631,774,000	Toronto-Dominion Bank	10/18/22	6,327
USD	85,000	BRL	460,771	Goldman Sachs International	11/03/22	200
USD	85,000	BRL	460,771	Goldman Sachs International	11/03/22	200
USD	652,892	COP	2,860,972,000	JPMorgan Chase Bank N.A.	11/23/22	38,183
USD	241,193	EUR	235,619	Morgan Stanley & Co. International PLC	11/23/22	9,476
USD	1,964,592	MXN	39,882,000	HSBC Bank PLC	11/23/22	2,383
USD	214,000	TRY	4,175,140	JPMorgan Chase Bank N.A.	11/23/22	3,349
USD	214,000	TRY	4,175,140	JPMorgan Chase Bank N.A.	11/23/22	3,350
USD	320,053	IDR	4,846,246,136	Bank of America N.A.	12/14/22	4,528
USD	481,388	IDR	7,280,994,269	Bank of America N.A.	12/14/22	7,343
USD	479,816	IDR	7,310,000,000	BNP Paribas S.A.	12/14/22	3,883
USD	319,589	IDR	4,846,246,101	Citibank N.A.	12/14/22	4,064
USD	319,836	IDR	4,845,519,229	Citibank N.A.	12/14/22	4,358
USD	478,168	IDR	7,310,000,000	Goldman Sachs International	12/14/22	2,235
USD	481,261	IDR	7,280,994,265	Goldman Sachs International	12/14/22	7,216
CNH	10,709	AUD	2,278	Royal Bank of Canada	12/21/22	43
DKK	10,753,617	USD	1,400,000	Societe Generale	12/21/22	26,295
EUR	1,843,672	AUD	2,743,559	Banco Santander SA	12/21/22	60,645
EUR	779,626	CHF	734,852	HSBC Bank PLC	12/21/22	17,979
EUR	890,000	CHF	839,468	HSBC Bank PLC	12/21/22	19,931
EUR	120,374	CHF	113,456	JPMorgan Chase Bank N.A.	12/21/22	2,781
EUR	900,000	USD	866,295	Bank of America N.A.	12/21/22	21,138
EUR	1,440,000	USD	1,393,188	BNP Paribas S.A.	12/21/22	26,704
EUR	710,000	USD	682,377	Deutsche Bank AG	12/21/22	17,709
EUR	530,000	USD	509,139	JPMorgan Chase Bank N.A.	12/21/22	13,460
EUR	920,000	USD	892,452	JPMorgan Chase Bank N.A.	12/21/22	14,702
EUR	3,606,000	USD	3,475,614	Westpac Banking Corp.	12/21/22	80,034
GBP	955,059	EUR	1,050,000	BNP Paribas S.A.	12/21/22	32,286
GBP	1,060,336	EUR	1,176,034	Deutsche Bank AG	12/21/22	25,696
GBP	274,212	EUR	303,966	UBS AG	12/21/22	6,810
GBP	1,040,000	USD	1,153,183	Barclays Bank PLC	12/21/22	9,393
GBP	240,000	USD	253,651	Deutsche Bank AG	12/21/22	14,636
GBP	720,000	USD	761,062	Deutsche Bank AG	12/21/22	43,799
GBP	777,999	USD	823,177	Deutsche Bank AG	12/21/22	46,518
GBP	82,001	USD	86,992	Goldman Sachs International	12/21/22	4,673
GBP	480,000	USD	516,941	Goldman Sachs International	12/21/22	19,633
GBP	420,000	USD	443,961	HSBC Bank PLC	12/21/22	25,541
GBP	130,000	USD	143,729	Morgan Stanley & Co. International PLC	12/21/22	1,593

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,050,000	USD	1,161,844	Morgan Stanley & Co. International PLC	12/21/22	$11,911
GBP	735,317	USD	813,666	Royal Bank of Canada	12/21/22	8,317
GBP	1,050,000	USD	1,164,922	UBS AG	12/21/22	8,833
JPY	276,457,487	AUD	2,888,467	Bank of America N.A.	12/21/22	77,036
JPY	382,843,200	AUD	4,000,000	Bank of America N.A.	12/21/22	106,681
JPY	3,014,356,120	EUR	21,166,501	Bank of America N.A.	12/21/22	141,580
SEK	15,788,163	USD	1,400,000	BNP Paribas S.A.	12/21/22	29,687
USD	79,359	AUD	122,372	Bank of America N.A.	12/21/22	978
USD	2,790,000	AUD	4,134,407	Bank of America N.A.	12/21/22	141,862
USD	899,716	AUD	1,340,000	Morgan Stanley & Co. International PLC	12/21/22	41,430
USD	2,069,655	BRL	10,953,986	Royal Bank of Canada	12/21/22	74,364
USD	3,779,761	BRL	20,005,000	Royal Bank of Canada	12/21/22	135,810
USD	8,760	CAD	11,989	Banco Santander SA	12/21/22	78
USD	500,000	CAD	659,301	Bank of America N.A.	12/21/22	22,543
USD	371,401	CAD	496,193	BNY Mellon	12/21/22	12,064
USD	117	CAD	157	Morgan Stanley & Co. International PLC	12/21/22	4
USD	8,364	CAD	11,440	Morgan Stanley & Co. International PLC	12/21/22	80
USD	161,688	CNH	1,151,686	HSBC Bank PLC	12/21/22	153
USD	938,602	CNH	6,680,875	JPMorgan Chase Bank N.A.	12/21/22	1,546
USD	18,754,442	CNH	130,580,000	Royal Bank of Canada	12/21/22	439,354
USD	33,356	CZK	829,671	Bank of Montreal	12/21/22	504
USD	403,810	CZK	10,000,000	HSBC Bank PLC	12/21/22	7,838
USD	750	DKK	5,552	Bank of America N.A.	12/21/22	14
USD	1,000,000	DKK	7,402,630	Bank of America N.A.	12/21/22	18,160
USD	807,190	EUR	813,290	Bank of America N.A.	12/21/22	5,257
USD	913,713	EUR	910,000	BNP Paribas S.A.	12/21/22	16,419
USD	2,268,057	EUR	2,285,910	BNP Paribas S.A.	12/21/22	14,066
USD	2,635,319	EUR	2,650,800	BNP Paribas S.A.	12/21/22	21,533
USD	1,066,608	EUR	1,070,000	Citibank N.A.	12/21/22	11,549
USD	717,809	EUR	720,000	Deutsche Bank AG	12/21/22	7,863
USD	886,895	EUR	890,000	JPMorgan Chase Bank N.A.	12/21/22	9,322
USD	14,215,630	EUR	14,300,000	JPMorgan Chase Bank N.A.	12/21/22	115,306
USD	55,244,585	EUR	55,000,000	Morgan Stanley & Co. International PLC	12/21/22	1,012,570
USD	1,915,454	EUR	1,906,617	State Street Bank and Trust Co.	12/21/22	35,459
USD	4,650,000	EUR	4,629,792	State Street Bank and Trust Co.	12/21/22	84,855
USD	5,193,961	EUR	5,170,000	State Street Bank and Trust Co.	12/21/22	96,152
USD	20,028	GBP	17,744	Bank of America N.A.	12/21/22	192
USD	874,309	GBP	780,000	Citibank N.A.	12/21/22	2,377
USD	888,437	GBP	790,000	Citibank N.A.	12/21/22	5,326
USD	876,721	GBP	780,000	Goldman Sachs International	12/21/22	4,788
USD	896,614	GBP	790,000	Goldman Sachs International	12/21/22	13,503
USD	6,968,577	GBP	6,026,126	Morgan Stanley & Co. International PLC	12/21/22	232,200
USD	57,422	HKD	450,000	BNP Paribas S.A.	12/21/22	17
USD	3,855,000	IDR	57,637,878,300	UBS AG	12/21/22	103,845
USD	270,000	INR	21,650,841	Citibank N.A.	12/21/22	6,552
USD	40,322	JPY	5,760,000	Bank of America N.A.	12/21/22	171
USD	17,157,993	JPY	2,431,949,842	Morgan Stanley & Co. International PLC	12/21/22	205,314
USD	17,014,920	MXN	345,776,389	BNP Paribas S.A.	12/21/22	85,606
USD	165,436	NOK	1,704,571	Banco Santander SA	12/21/22	8,594
USD	100,145	NOK	1,010,417	Bank of America N.A.	12/21/22	7,174
USD	140,849	PLN	676,450	BNY Mellon	12/21/22	6,170
USD	41,772	PLN	200,000	Citibank N.A.	12/21/22	1,953
USD	29,667	SEK	321,361	Bank of America N.A.	12/21/22	566
USD	32,054	SEK	341,550	Bank of America N.A.	12/21/22	1,125
USD	93,849	SEK	1,000,000	Bank of America N.A.	12/21/22	3,294
USD	2,165	ZAR	39,236	Barclays Bank PLC	12/21/22	12
USD	9,840,000	ZAR	173,613,191	BNY Mellon	12/21/22	313,659

						4,620,470

ZAR	3,759,687	USD	219,000	Goldman Sachs International	10/03/22	(11,283)
BRL	1,117,355	USD	215,000	Barclays Bank PLC	10/04/22	(7,866)
BRL	1,117,355	USD	215,000	Barclays Bank PLC	10/04/22	(7,866)

21

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,880,590	USD	362,000	Citibank N.A.	10/04/22	$(13,378)
BRL	2,376,010	USD	455,000	Citibank N.A.	10/04/22	(14,537)
BRL	457,558	USD	85,000	Goldman Sachs International	10/04/22	(178)
BRL	457,558	USD	85,000	Goldman Sachs International	10/04/22	(178)
BRL	749,738	USD	141,000	Goldman Sachs International	10/04/22	(2,014)
BRL	749,738	USD	141,000	Goldman Sachs International	10/04/22	(2,014)
BRL	2,374,117	USD	455,000	JPMorgan Chase Bank N.A.	10/04/22	(14,888)
USD	206,665	BRL	1,117,355	Barclays Bank PLC	10/04/22	(469)
USD	206,665	BRL	1,117,355	Barclays Bank PLC	10/04/22	(469)
USD	347,832	BRL	1,880,590	Citibank N.A.	10/04/22	(790)
USD	439,465	BRL	2,376,010	Citibank N.A.	10/04/22	(998)
USD	84,630	BRL	457,558	Goldman Sachs International	10/04/22	(192)
USD	84,630	BRL	457,558	Goldman Sachs International	10/04/22	(192)
USD	138,671	BRL	749,738	Goldman Sachs International	10/04/22	(315)
USD	138,671	BRL	749,738	Goldman Sachs International	10/04/22	(315)
USD	439,115	BRL	2,374,117	JPMorgan Chase Bank N.A.	10/04/22	(997)
AUD	1,095,000	CAD	972,973	Citibank N.A.	10/17/22	(3,837)
AUD	225,000	USD	152,186	Citibank N.A.	10/17/22	(8,246)
AUD	453,000	USD	306,400	Citibank N.A.	10/17/22	(16,603)
AUD	217,000	USD	143,879	JPMorgan Chase Bank N.A.	10/17/22	(5,058)
AUD	217,000	USD	143,879	JPMorgan Chase Bank N.A.	10/17/22	(5,058)
AUD	217,000	USD	139,575	JPMorgan Chase Bank N.A.	10/17/22	(754)
AUD	217,000	USD	139,575	JPMorgan Chase Bank N.A.	10/17/22	(754)
AUD	324,000	USD	214,700	JPMorgan Chase Bank N.A.	10/17/22	(7,428)
CAD	286,053	USD	215,000	JPMorgan Chase Bank N.A.	10/17/22	(7,925)
CAD	331,210	USD	252,000	Standard Chartered Bank	10/17/22	(12,235)
CHF	139,348	USD	143,000	Goldman Sachs International	10/17/22	(1,613)
CHF	139,348	USD	143,000	Goldman Sachs International	10/17/22	(1,613)
CHF	224,446	USD	234,000	UBS AG	10/17/22	(6,270)
CHF	224,450	USD	234,000	UBS AG	10/17/22	(6,265)
CNH	1,506,821	USD	216,000	Bank of America N.A.	10/17/22	(4,927)
CNH	1,506,821	USD	216,000	Bank of America N.A.	10/17/22	(4,927)
CZK	4,068,445	USD	165,000	HSBC Bank PLC	10/17/22	(3,112)
CZK	6,090,338	USD	247,000	HSBC Bank PLC	10/17/22	(4,658)
EUR	177,459	CZK	4,375,695	Citibank N.A.	10/17/22	(41)
EUR	177,459	CZK	4,375,695	Citibank N.A.	10/17/22	(41)
EUR	153,000	CZK	3,774,433	UBS AG	10/17/22	(108)
EUR	177,541	CZK	4,378,339	UBS AG	10/17/22	(66)
EUR	177,541	CZK	4,378,339	UBS AG	10/17/22	(66)
EUR	217,000	USD	217,090	BNP Paribas S.A.	10/17/22	(4,230)
EUR	146,000	USD	143,813	Citibank N.A.	10/17/22	(598)
EUR	146,000	USD	143,813	Citibank N.A.	10/17/22	(598)
JPY	12,125,522	USD	85,000	BNY Mellon	10/17/22	(1,120)
JPY	12,127,392	USD	85,000	BNY Mellon	10/17/22	(1,107)
KRW	200,085,600	USD	143,000	Bank of America N.A.	10/17/22	(3,849)
KRW	200,085,600	USD	143,000	Bank of America N.A.	10/17/22	(3,849)
MXN	2,915,531	USD	145,000	Goldman Sachs International	10/17/22	(578)
MXN	2,915,531	USD	145,000	Goldman Sachs International	10/17/22	(578)
MXN	4,351,415	USD	216,000	Goldman Sachs International	10/17/22	(452)
MXN	4,351,415	USD	216,000	Goldman Sachs International	10/17/22	(452)
NOK	2,215,541	USD	215,000	Deutsche Bank AG	10/17/22	(11,519)
NOK	1,491,251	USD	144,000	JPMorgan Chase Bank N.A.	10/17/22	(7,040)
NOK	2,259,511	USD	211,000	JPMorgan Chase Bank N.A.	10/17/22	(3,481)
THB	7,873,845	USD	217,000	Bank of America N.A.	10/17/22	(8,131)
THB	7,873,845	USD	217,000	Bank of America N.A.	10/17/22	(8,131)
USD	138,000	CLP	134,598,300	Citibank N.A.	10/17/22	(818)
USD	138,000	CLP	134,598,300	Citibank N.A.	10/17/22	(818)
USD	105,874	GBP	99,000	JPMorgan Chase Bank N.A.	10/17/22	(4,696)
USD	105,874	GBP	99,000	JPMorgan Chase Bank N.A.	10/17/22	(4,696)
USD	211,000	MXN	4,308,639	Morgan Stanley & Co. International PLC	10/17/22	(2,429)
USD	211,000	MXN	4,308,639	Morgan Stanley & Co. International PLC	10/17/22	(2,429)
USD	217,000	THB	8,311,100	HSBC Bank PLC	10/17/22	(3,468)

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	217,000	THB	8,311,100	HSBC Bank PLC	10/17/22	$(3,468)
ZAR	2,553,370	USD	144,000	Citibank N.A.	10/17/22	(3,096)
ZAR	2,553,370	USD	144,000	Citibank N.A.	10/17/22	(3,096)
ZAR	2,526,073	USD	141,000	Goldman Sachs International	10/17/22	(1,602)
ZAR	2,526,073	USD	141,000	Goldman Sachs International	10/17/22	(1,602)
ZAR	3,549,380	USD	203,000	Goldman Sachs International	10/17/22	(7,133)
ZAR	3,916,557	USD	224,000	Goldman Sachs International	10/17/22	(7,871)
COP	641,409,000	USD	141,000	Citibank N.A.	10/18/22	(2,243)
COP	641,409,000	USD	141,000	Citibank N.A.	10/18/22	(2,243)
COP	636,048,000	USD	144,000	Goldman Sachs International	10/18/22	(6,403)
COP	636,048,000	USD	144,000	Goldman Sachs International	10/18/22	(6,403)
JPY	30,121,498	USD	209,000	HSBC Bank PLC	10/31/22	(357)
USD	103,762	GBP	98,000	Morgan Stanley & Co. International PLC	10/31/22	(5,724)
USD	103,762	GBP	98,000	Morgan Stanley & Co. International PLC	10/31/22	(5,724)
USD	139,000	MXN	2,857,382	Goldman Sachs International	10/31/22	(2,175)
USD	139,000	MXN	2,857,382	Goldman Sachs International	10/31/22	(2,175)
BRL	753,124	USD	139,000	Goldman Sachs International	11/03/22	(395)
BRL	753,124	USD	139,000	Goldman Sachs International	11/03/22	(395)
BRL	461,065	USD	85,000	JPMorgan Chase Bank N.A.	11/03/22	(145)
BRL	461,065	USD	85,000	JPMorgan Chase Bank N.A.	11/03/22	(145)
COP	555,326,000	USD	123,598	State Street Bank and Trust Co.	11/23/22	(4,281)
MXN	19,236,309	USD	947,302	Morgan Stanley & Co. International PLC	11/23/22	(869)
MXN	4,380,403	USD	215,650	UBS AG	11/23/22	(133)
USD	1,873,873	MXN	38,263,229	BNP Paribas S.A.	11/23/22	(8,691)
USD	212,309	MXN	4,332,455	HSBC Bank PLC	11/23/22	(850)
IDR	7,783,800,994	USD	528,971	Bank of America N.A.	12/14/22	(22,190)
IDR	7,703,800,000	USD	522,717	Barclays Bank PLC	12/14/22	(21,144)
IDR	6,491,361,111	USD	441,379	BNP Paribas S.A.	12/14/22	(18,745)
IDR	7,651,037,895	USD	520,125	BNP Paribas S.A.	12/14/22	(21,988)
USD	169,727	TWD	5,400,000	Morgan Stanley & Co. International PLC	12/14/22	(266)
AUD	1,900,000	JPY	181,848,259	State Street Bank and Trust Co.	12/21/22	(50,658)
AUD	14,789,941	USD	9,984,157	Citibank N.A.	12/21/22	(511,019)
AUD	593,638	USD	400,753	Morgan Stanley & Co. International PLC	12/21/22	(20,521)
AUD	4,800,000	USD	3,105,727	Morgan Stanley & Co. International PLC	12/21/22	(31,268)
CAD	1,590,391	USD	1,206,717	Citibank N.A.	12/21/22	(54,975)
CAD	1,870,071	USD	1,418,947	Citibank N.A.	12/21/22	(64,664)
CAD	448,248	USD	340,000	Natwest Markets PLC	12/21/22	(15,384)
CAD	22,741,969	USD	17,250,000	Natwest Markets PLC	12/21/22	(780,546)
CHF	102,736	EUR	108,407	HSBC Bank PLC	12/21/22	(1,933)
CHF	850,000	EUR	890,729	JPMorgan Chase Bank N.A.	12/21/22	(9,889)
CHF	741,505	EUR	781,593	Societe Generale	12/21/22	(13,121)
CHF	852,997	EUR	900,000	Societe Generale	12/21/22	(15,970)
CHF	573,187	USD	600,000	Natwest Markets PLC	12/21/22	(14,404)
CNH	26,262	JPY	534,673	Royal Bank of Canada	12/21/22	(44)
CNH	3,460,083	USD	488,306	Bank of Montreal	12/21/22	(2,997)
CNH	5,664,119	USD	813,443	Barclays Bank PLC	12/21/22	(18,996)
CNH	14,584,781	USD	2,094,569	Barclays Bank PLC	12/21/22	(48,915)
CNH	29,245,196	USD	4,200,000	Barclays Bank PLC	12/21/22	(98,083)
CNH	20,974,830	USD	2,980,607	JPMorgan Chase Bank N.A.	12/21/22	(38,687)
CNH	15,090,128	USD	2,159,249	Morgan Stanley & Co. International PLC	12/21/22	(42,715)
CZK	8,762,725	USD	353,692	Barclays Bank PLC	12/21/22	(6,712)
CZK	13,131,622	USD	530,000	BNP Paribas S.A.	12/21/22	(10,024)
DKK	7,311,780	USD	987,800	Deutsche Bank AG	12/21/22	(18,010)
EUR	720,000	GBP	645,185	BNP Paribas S.A.	12/21/22	(11,281)
EUR	950,000	GBP	855,731	Deutsche Bank AG	12/21/22	(19,855)
EUR	970,000	GBP	881,623	Deutsche Bank AG	12/21/22	(29,078)
EUR	970,000	GBP	878,257	Goldman Sachs International	12/21/22	(25,315)
EUR	1,080,000	USD	1,067,137	Bank of America N.A.	12/21/22	(2,218)
EUR	2,149,523	USD	2,138,883	Barclays Bank PLC	12/21/22	(19,374)
EUR	710,000	USD	702,552	BNP Paribas S.A.	12/21/22	(2,466)
EUR	1,090,000	USD	1,079,814	BNP Paribas S.A.	12/21/22	(5,034)
EUR	1,070,000	USD	1,058,332	Citibank N.A.	12/21/22	(3,272)

23

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,930,000	USD	1,943,674	Deutsche Bank AG	12/21/22	$(40,623)
EUR	770,000	USD	774,671	JPMorgan Chase Bank N.A.	12/21/22	(15,422)
EUR	3,224,284	USD	3,208,285	JPMorgan Chase Bank N.A.	12/21/22	(29,023)
EUR	710,000	USD	705,505	Morgan Stanley & Co. International PLC	12/21/22	(5,419)
EUR	1,090,000	USD	1,078,688	UBS AG	12/21/22	(3,908)
EUR	30,199,715	USD	30,335,886	Westpac Banking Corp.	12/21/22	(557,860)
GBP	950,357	EUR	1,080,000	Goldman Sachs International	12/21/22	(2,552)
GBP	5,494,159	EUR	6,322,998	State Street Bank and Trust Co.	12/21/22	(92,996)
IDR	26,928,247,495	USD	1,800,245	Barclays Bank PLC	12/21/22	(47,716)
IDR	47,198,970,000	USD	3,094,000	Standard Chartered Bank	12/21/22	(22,224)
INR	125,105,000	USD	1,560,886	Morgan Stanley & Co. International PLC	12/21/22	(38,607)
JPY	695,716,572	USD	4,931,311	Commonwealth Bank of Australia	12/21/22	(81,598)
JPY	2,953,962,375	USD	20,838,050	Natwest Markets PLC	12/21/22	(246,518)
KRW	2,045,905,000	USD	1,473,055	BNP Paribas S.A.	12/21/22	(50,366)
KRW	833,838,480	USD	600,000	UBS AG	12/21/22	(20,162)
MXN	15,186,341	USD	743,687	Morgan Stanley & Co. International PLC	12/21/22	(160)
MXN	402,690,535	USD	19,826,315	State Street Bank and Trust Co.	12/21/22	(110,468)
MYR	2,489,685	USD	550,000	Barclays Bank PLC	12/21/22	(16,964)
NOK	14,201,032	CAD	1,854,366	Morgan Stanley & Co. International PLC	12/21/22	(36,232)
NOK	3,800,000	EUR	355,574	Deutsche Bank AG	12/21/22	(961)
NOK	19,185,100	USD	1,900,000	Citibank N.A.	12/21/22	(134,725)
NOK	3,750,566	USD	371,643	Deutsche Bank AG	12/21/22	(26,543)
NOK	3,700,000	USD	340,599	JPMorgan Chase Bank N.A.	12/21/22	(152)
NZD	283,189	USD	160,415	Bank of America N.A.	12/21/22	(1,858)
NZD	1,510,000	USD	891,995	Morgan Stanley & Co. International PLC	12/21/22	(46,547)
PLN	119,963	USD	25,032	Goldman Sachs International	12/21/22	(1,147)
PLN	8,477,509	USD	1,770,000	Morgan Stanley & Co. International PLC	12/21/22	(82,159)
SEK	3,625,327	USD	340,000	Citibank N.A.	12/21/22	(11,711)
SEK	9,700,000	USD	885,478	JPMorgan Chase Bank N.A.	12/21/22	(7,100)
SGD	2,528,332	USD	1,800,000	Morgan Stanley & Co. International PLC	12/21/22	(37,780)
TRY	441,557	USD	22,000	UBS AG	12/21/22	(411)
USD	483,773	CNH	3,457,647	Bank of America N.A.	12/21/22	(1,195)
USD	732,728	CNH	5,293,593	Bank of America N.A.	12/21/22	(9,749)
USD	5,966	CNH	43,125	Deutsche Bank AG	12/21/22	(83)
USD	3,188,957	EUR	3,252,886	BNP Paribas S.A.	12/21/22	(18,508)
USD	877,406	EUR	890,000	Deutsche Bank AG	12/21/22	(166)
USD	1,057,638	EUR	1,090,000	Deutsche Bank AG	12/21/22	(17,142)
USD	1,233,490	EUR	1,260,000	Deutsche Bank AG	12/21/22	(8,917)
USD	876,322	EUR	900,000	JPMorgan Chase Bank N.A.	12/21/22	(11,111)
USD	3,194,250	EUR	3,265,256	JPMorgan Chase Bank N.A.	12/21/22	(25,412)
USD	1,225,200	EUR	1,250,000	Morgan Stanley & Co. International PLC	12/21/22	(7,346)
USD	31,717,120	EUR	32,381,101	State Street Bank and Trust Co.	12/21/22	(211,832)
USD	432,744	GBP	402,697	Banco Santander SA	12/21/22	(17,416)
USD	1,027,501	GBP	959,116	Bank of America N.A.	12/21/22	(44,658)
USD	316,190	GBP	288,955	Commonwealth Bank of Australia	12/21/22	(6,821)
USD	688,038	GBP	640,000	Deutsche Bank AG	12/21/22	(27,393)
USD	845,569	GBP	784,351	Deutsche Bank AG	12/21/22	(31,227)
USD	855,256	GBP	800,000	Deutsche Bank AG	12/21/22	(39,034)
USD	872,281	GBP	810,000	Goldman Sachs International	12/21/22	(33,187)
USD	216,834	GBP	200,000	HSBC Bank PLC	12/21/22	(6,738)
USD	878,656	GBP	810,000	HSBC Bank PLC	12/21/22	(26,812)
USD	427,472	GBP	400,000	JPMorgan Chase Bank N.A.	12/21/22	(19,673)
USD	8,579	GBP	8,014	Morgan Stanley & Co. International PLC	12/21/22	(379)
USD	129,729	GBP	120,000	Morgan Stanley & Co. International PLC	12/21/22	(4,414)
USD	813,917	GBP	749,306	Morgan Stanley & Co. International PLC	12/21/22	(23,704)
USD	871,819	GBP	810,000	Morgan Stanley & Co. International PLC	12/21/22	(33,649)
USD	837,160	GBP	773,675	Societe Generale	12/21/22	(27,702)
USD	389,732	GBP	360,000	Standard Chartered Bank	12/21/22	(12,699)
USD	287,921	GBP	260,000	State Street Bank and Trust Co.	12/21/22	(2,723)
USD	49,217	GBP	45,649	UBS AG	12/21/22	(1,812)
USD	691,123	GBP	640,000	UBS AG	12/21/22	(24,308)
USD	1,026,168	GBP	960,000	UBS AG	12/21/22	(46,979)

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	73,559	MXN	1,503,395	Bank of Montreal	12/21/22	$(47)
USD	37,018	MXN	763,207	Morgan Stanley & Co. International PLC	12/21/22	(349)
USD	352,930	SEK	3,900,000	JPMorgan Chase Bank N.A.	12/21/22	(232)
ZAR	48,739,817	USD	2,750,368	UBS AG	12/21/22	(75,962)
ZAR	159,812,396	USD	9,058,030	UBS AG	12/21/22	(288,953)

						(5,282,835)

						$(662,365)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
InvesCo QQQ Trust, Series 1	175	10/07/22	USD	295.00	USD	4,677	$1,488
InvesCo QQQ Trust, Series 1	70	10/14/22	USD	295.00	USD	1,871	3,710
10-Year U.S. Treasury Note Future	5	10/21/22	USD	111.00	USD	560	8,672
Eli Lilly & Co.	3	10/21/22	USD	330.00	USD	97	2,182
Microsoft Corp.	7	10/21/22	USD	290.00	USD	163	56
Microsoft Corp.	6	10/21/22	USD	270.00	USD	140	201
SPDR S&P 500 ETF Trust	91	10/21/22	USD	430.00	USD	3,250	228
Tesla, Inc.	9	10/21/22	USD	320.00	USD	239	2,137
Walt Disney Co.	16	10/21/22	USD	130.00	USD	151	56
SPDR S&P 500 ETF Trust	140	10/24/22	USD	400.00	USD	5,001	4,060
Alphabet, Inc., Class C	21	11/18/22	USD	107.50	USD	202	3,990
BNP Paribas SA	33	11/18/22	EUR	52.00	EUR	144	792
Dynatrace, Inc.	7	11/18/22	USD	45.00	USD	24	333
Eli Lilly & Co.	9	11/18/22	USD	330.00	USD	291	12,240
Generac Holdings, Inc.	5	11/18/22	USD	300.00	USD	89	213
Lululemon Athletica, Inc.	7	11/18/22	USD	350.00	USD	196	1,173
Societe Generale SA	53	11/18/22	EUR	26.00	EUR	108	1,169
SPDR S&P 500 ETF Trust	64	11/18/22	USD	410.00	USD	2,286	4,768
Tesla, Inc.	3	11/18/22	USD	320.00	USD	80	2,272
Commerzbank AG	29	12/16/22	EUR	9.00	EUR	21	597
iShares China Large-Cap ETF	314	12/16/22	USD	30.00	USD	812	12,560
LVMH Moet Hennessy Louis Vuitton SE	1	12/16/22	EUR	640.00	EUR	61	2,061
SPDR S&P 500 ETF Trust	88	12/16/22	USD	435.00	USD	3,143	4,004
Abbott Laboratories	7	01/20/23	USD	125.00	USD	68	210
Adobe, Inc.	1	01/20/23	USD	480.00	USD	28	44
Align Technology, Inc.	2	01/20/23	USD	290.00	USD	41	1,150
Alphabet, Inc., Class C	20	01/20/23	USD	125.00	USD	192	1,850
Dynatrace, Inc.	7	01/20/23	USD	45.00	USD	24	805
Eli Lilly & Co.	2	01/20/23	USD	340.00	USD	65	3,540
Glencore International PLC	7	01/20/23	GBP	5.68	GBP	34	1,348
Humana, Inc.	1	01/20/23	USD	500.00	USD	49	2,830
Intuit, Inc.	1	01/20/23	USD	450.00	USD	39	1,550
Marathon Oil Corp.	52	01/20/23	USD	24.00	USD	117	12,428
Otis Worldwide Corp.	8	01/20/23	USD	85.00	USD	51	440
Salesforce.com, Inc.	4	01/20/23	USD	200.00	USD	58	488
Salesforce.com, Inc.	4	01/20/23	USD	210.00	USD	58	294
ServiceNow, Inc.	1	01/20/23	USD	550.00	USD	38	350
XPO Logistics, Inc.	5	01/20/23	USD	57.50	USD	22	800

							97,089

Put
Consumer Staples Select Sector SPDR Fund	109	10/21/22	USD	70.00	USD	727	37,877
Dollar Tree, Inc.	7	10/21/22	USD	130.00	USD	95	1,761
Intel Corp.	91	10/21/22	USD	28.00	USD	235	22,431
InvesCo QQQ Trust, Series 1	148	10/21/22	USD	268.00	USD	3,955	128,834
iShares China Large-Cap ETF	185	10/21/22	USD	28.00	USD	478	43,290
iShares Russell 2000 ETF	209	10/21/22	USD	164.00	USD	3,447	102,096

25

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
SPDR S&P 500 ETF Trust	346	10/28/22	USD	355.00	USD	12,358	$321,780
SPDR S&P 500 ETF Trust	87	11/18/22	USD	360.00	USD	3,107	126,063
SPDR S&P 500 ETF Trust	91	12/16/22	USD	350.00	USD	3,250	127,263

							911,395

							$1,008,484

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Put
GBP Currency	One Touch	Bank of America N.A.	—	10/25/22	USD	1.02	USD	1.02	GBP	50	$3,023
GBP Currency	One Touch	Deutsche Bank AG	—	11/08/22	USD	1.04	USD	1.04	GBP	145	14,571
GBP Currency	One Touch	Bank of America N.A.	—	11/08/22	USD	1.04	USD	1.04	GBP	160	19,559
USD Currency	One Touch	Goldman Sachs International	—	12/08/22	JPY	122.00	JPY	122.00	USD	114	1,383
GBP Currency	One Touch	HSBC Bank PLC	—	12/23/22	USD	1.00	USD	1.00	GBP	137	1,950
GBP Currency	One Touch	HSBC Bank PLC	—	12/23/22	USD	1.03	USD	1.03	GBP	136	20,750
USD Currency	One Touch	Bank of America N.A.	—	03/23/23	BRL	4.65	BRL	4.65	USD	86	6,186
USD Currency	One Touch	Bank of America N.A.	—	03/28/23	JPY	105.00	JPY	105.00	USD	170	934
USD Currency	One Touch	Bank of America N.A.	—	03/28/23	JPY	105.00	JPY	105.00	USD	170	934
USD Currency	One Touch	Bank of America N.A.	—	04/19/23	JPY	110.00	JPY	110.00	USD	120	1,498

											$70,788

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
USD Currency	Morgan Stanley & Co. International PLC	—	10/11/22	CNH	7.05	USD	1,298	$18,746
USD Currency	Morgan Stanley & Co. International PLC	—	10/17/22	CNH	7.07	USD	1,296	17,476
EUR Currency	JPMorgan Chase Bank N.A.	—	10/20/22	USD	1.00	EUR	25,000	103,934
USD Currency	Goldman Sachs International	—	10/27/22	CNH	6.80	USD	3,766	178,359
USD Currency	Goldman Sachs International	—	11/11/22	CNH	7.00	USD	4,576	104,285
S&P 500 Index	Barclays Bank PLC	433	12/16/22	USD	3,849.00	USD	1,553	28,194

								450,994

Put
USD Currency	Bank of America N.A.	—	10/07/22	ZAR	17.25	USD	722	146
EUR Currency	Deutsche Bank AG	—	10/17/22	USD	0.94	EUR	5,358	10,686
EUR Currency	JPMorgan Chase Bank N.A.	—	10/20/22	USD	0.98	EUR	14,457	177,510
USD Currency	JPMorgan Chase Bank N.A.	—	10/20/22	ZAR	16.90	USD	912	581
USD Currency	Morgan Stanley & Co. International PLC	—	10/20/22	KRW	1,385.00	USD	864	1,124
USD Currency	Morgan Stanley & Co. International PLC	—	10/26/22	JPY	134.00	USD	1,422	1,530
USD Currency	Goldman Sachs International	—	10/27/22	BRL	5.30	USD	562	9,117
EUR Currency	UBS AG	—	11/01/22	CZK	24.50	EUR	994	2,465
GBP Currency	Morgan Stanley & Co. International PLC	—	11/01/22	USD	1.06	GBP	1,485	12,599
USD Currency	Citibank N.A.	—	11/14/22	JPY	140.00	USD	1,366	25,830
USD Currency	Citibank N.A.	—	11/15/22	JPY	140.00	USD	1,229	23,850
EUR Currency	JPMorgan Chase Bank N.A.	—	11/25/22	CHF	0.95	EUR	3,145	22,966
EUR Currency	JPMorgan Chase Bank N.A.	—	12/21/22	USD	0.93	EUR	1,440	10,472

								298,876

								$749,870

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
10-Year Interest Rate Swap, 10/29/32	1-Day SOFR, 3.07%	Quarterly	2.26%	Semi-Annual	Morgan Stanley & Co. International PLC	10/27/22	2.26%	USD	6,219	$74
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 3.75%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	123,605	2,101

										2,175

Put
10-Year Interest Rate Swap, 10/29/32	3.18%	Annual	6-Month EURIBOR, 1.81%	Semi-Annual	Citibank N.A.	10/27/22	3.18	EUR	1,250	10,658
1-Year Interest Rate Swap, 02/11/24	3.75%	Semi-Annual	1-Day SOFR, 3.07%	Quarterly	Goldman Sachs International	02/09/23	3.75	USD	89,182	712,592
1-Year Interest Rate Swap, 04/03/24	2.47%	Annual	1-Day SONIA, 2.19%	Annual	Goldman Sachs International	04/03/23	2.47	GBP	46,501	1,645,291
1-Year Interest Rate Swap, 05/04/24	1.00%	Annual	6-Month EURIBOR, 1.81%	Semi-Annual	Goldman Sachs International	05/02/23	1.00	EUR	27,030	565,684

										2,934,225

										$2,936,400

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
InvesCo QQQ Trust, Series 1	175	10/07/22	USD	310.00	USD	4,677	$(263)
InvesCo QQQ Trust, Series 1	70	10/14/22	USD	315.00	USD	1,871	(315)
SPDR S&P 500 ETF Trust	182	10/21/22	USD	440.00	USD	6,501	(273)
SPDR S&P 500 ETF Trust	64	11/18/22	USD	430.00	USD	2,286	(1,312)
iShares China Large-Cap ETF	314	12/16/22	USD	34.00	USD	812	(9,734)

							(11,897)

Put
Consumer Staples Select Sector SPDR Fund	109	10/21/22	USD	65.00	USD	727	(8,338)
Dollar Tree, Inc.	7	10/21/22	USD	120.00	USD	95	(648)
Intuit, Inc.	8	10/21/22	USD	370.00	USD	310	(8,240)
InvesCo QQQ Trust, Series 1	148	10/21/22	USD	245.00	USD	3,955	(32,856)
iShares China Large-Cap ETF	185	10/21/22	USD	25.00	USD	478	(10,175)
iShares iBoxx $ High Yield Corporate Bond ETF	176	10/21/22	USD	70.00	USD	1,256	(14,608)
iShares iBoxx $ High Yield Corporate Bond ETF	262	10/21/22	USD	72.00	USD	1,870	(44,278)
iShares Russell 2000 ETF	209	10/21/22	USD	152.00	USD	3,447	(32,395)
Microsoft Corp.	7	10/21/22	USD	250.00	USD	163	(12,932)
Microsoft Corp.	6	10/21/22	USD	230.00	USD	140	(4,035)
Tesla, Inc.	18	10/21/22	USD	240.00	USD	477	(15,795)
Walt Disney Co.	16	10/21/22	USD	110.00	USD	151	(25,120)
SPDR S&P 500 ETF Trust	70	10/24/22	USD	330.00	USD	2,500	(16,975)
SPDR S&P 500 ETF Trust	346	10/28/22	USD	325.00	USD	12,358	(84,251)
Alphabet, Inc., Class C	21	11/18/22	USD	90.00	USD	202	(7,035)
BNP Paribas SA	33	11/18/22	EUR	45.00	EUR	144	(10,705)
Dynatrace, Inc.	7	11/18/22	USD	35.00	USD	24	(2,170)
Generac Holdings, Inc.	5	11/18/22	USD	220.00	USD	89	(23,300)
Lululemon Athletica, Inc.	7	11/18/22	USD	290.00	USD	196	(16,975)
Societe Generale SA	53	11/18/22	EUR	21.00	EUR	108	(8,389)
SPDR S&P 500 ETF Trust	32	11/18/22	USD	340.00	USD	1,143	(24,608)
SPDR S&P 500 ETF Trust	87	11/18/22	USD	330.00	USD	3,107	(48,024)
Tesla, Inc.	3	11/18/22	USD	240.00	USD	80	(4,800)
2-Year U.S. Treasury Note Future	11	11/25/22	USD	102.25	USD	2,258	(6,703)
5-Year U.S. Treasury Note Future	11	11/25/22	USD	109.00	USD	1,182	(21,570)
Commerzbank AG	29	12/16/22	EUR	7.20	EUR	21	(1,791)
LVMH Moet Hennessy Louis Vuitton SE	1	12/16/22	EUR	520.00	EUR	61	(897)
SPDR S&P 500 ETF Trust	110	12/16/22	USD	310.00	USD	3,929	(54,120)

27

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
SPDR S&P 500 ETF Trust	88	12/16/22	USD	370.00	USD	3,143	$(199,320)
Abbott Laboratories	7	01/20/23	USD	105.00	USD	68	(7,630)
Align Technology, Inc.	2	01/20/23	USD	230.00	USD	41	(7,920)
Alphabet, Inc., Class C	20	01/20/23	USD	100.00	USD	192	(19,100)
Dynatrace, Inc.	7	01/20/23	USD	35.00	USD	24	(2,870)
Eli Lilly & Co.	2	01/20/23	USD	280.00	USD	65	(1,470)
Glencore International PLC	7	01/20/23	GBP	4.41	GBP	34	(2,284)
Humana, Inc.	1	01/20/23	USD	390.00	USD	49	(600)
Intuit, Inc.	1	01/20/23	USD	370.00	USD	39	(2,860)
Marathon Oil Corp.	52	01/20/23	USD	21.00	USD	117	(11,024)
Otis Worldwide Corp.	8	01/20/23	USD	65.00	USD	51	(3,720)
Salesforce.com, Inc.	8	01/20/23	USD	160.00	USD	115	(18,020)
ServiceNow, Inc.	1	01/20/23	USD	450.00	USD	38	(8,365)
XPO Logistics, Inc.	5	01/20/23	USD	45.00	USD	22	(2,725)

							(829,641)

							$(841,538)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
GBP Currency	Down-and-in	Morgan Stanley & Co. International PLC	11/01/22	USD	1.03	USD	0.98	GBP	1,485	$(6,517)
GBP Currency	One Touch	HSBC Bank PLC	12/23/22	USD	1.00	USD	1.00	GBP	136	(13,842)

										$(20,359)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	10/17/22	CNH	7.17	USD	1,296	$(8,062)
USD Currency	JPMorgan Chase Bank N.A.	10/20/22	ZAR	18.00	USD	608	(12,021)
USD Currency	Goldman Sachs International	10/27/22	CNH	7.05	USD	3,766	(61,846)
USD Currency	Goldman Sachs International	10/27/22	CNH	7.05	USD	3,766	(61,846)
USD Currency	Goldman Sachs International	11/11/22	CNH	7.15	USD	4,576	(47,972)

							(191,747)

Put
USD Currency	Bank of America N.A.	10/07/22	ZAR	16.90	USD	722	(23)
EUR Currency	Deutsche Bank AG	10/13/22	USD	0.97	EUR	11,140	(89,307)
EUR Currency	JPMorgan Chase Bank N.A.	10/20/22	USD	0.96	EUR	14,457	(65,971)
USD Currency	JPMorgan Chase Bank N.A.	10/20/22	ZAR	16.35	USD	1,368	(163)
USD Currency	Morgan Stanley & Co. International PLC	10/20/22	KRW	1,360.00	USD	864	(327)
USD Currency	Morgan Stanley & Co. International PLC	10/26/22	JPY	130.00	USD	1,422	(698)
USD Currency	Goldman Sachs International	10/27/22	BRL	5.10	USD	844	(4,899)
EUR Currency	JPMorgan Chase Bank N.A.	11/25/22	CHF	0.91	EUR	3,145	(6,253)
EUR Currency	JPMorgan Chase Bank N.A.	12/21/22	USD	0.95	EUR	25,000	(279,143)
EUR Currency	JPMorgan Chase Bank N.A.	12/21/22	USD	0.90	EUR	1,440	(5,498)

							(452,282)

							$(644,029)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaptions Written

	Paid by the Fund	Received by the Fund	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price		Notional Amount (000)(b)
Description	Rate/Reference	Rate/Reference									Value

Put
Sold Protection 5-Year Credit Default Swap, 06/20/27	ITRAXX.XO.37.V1	5.00%	Quarterly	Barclays Bank PLC	10/19/22	N/R	EUR	575.00	EUR	1,780	$(33,618)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty

Call
2-Year Interest Rate Swap, 10/29/24	2.47%	Semi-Annual	1-Day SOFR, 3.07%	Quarterly	Morgan Stanley & Co. International PLC	10/27/22	2.47%	USD	23,038	$(23)
10-Year Interest Rate Swap, 11/13/32	1.82%	Annual	6-Month EURIBOR, 1.81%	Semi-Annual	Goldman Sachs International	11/11/22	1.82	EUR	386	(95)
10-Year Interest Rate Swap, 02/10/33	1.81%	Annual	6-Month EURIBOR, 1.81%	Semi-Annual	JPMorgan Chase Bank N.A.	02/08/23	1.81	EUR	200	(638)
10-Year Interest Rate Swap, 02/12/33	1.80%	Annual	6-Month EURIBOR, 1.81%	Semi-Annual	Morgan Stanley & Co. International PLC	02/10/23	1.80	EUR	200	(639)
2-Year Interest Rate Swap, 02/17/25	1.40%	Semi-Annual	1-Day SOFR, 3.07%	Quarterly	Morgan Stanley & Co. International PLC	02/15/23	1.40	USD	49,553	(5,202)
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40	USD	123,605	(1,326)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	123,605	(1,665)

										(9,588)

Put
5-Year Interest Rate Swap, 10/06/27	1-Day SOFR, 3.07%	Quarterly	2.91%	Semi-Annual	Morgan Stanley & Co. International PLC	10/04/22	2.91	USD	23,492	(980,752)
10-Year Interest Rate Swap, 10/28/32	1-Day SOFR, 3.07%	Quarterly	3.05%	Semi-Annual	Goldman Sachs International	10/26/22	3.05	USD	11,502	(522,660)
10-Year Interest Rate Swap, 10/29/32	6-Month EURIBOR, 1.81%	Semi-Annual	3.48%	Annual	Citibank N.A.	10/27/22	3.48	EUR	1,250	(3,369)
10-Year Interest Rate Swap, 11/02/32	1-Day SOFR, 3.07%	Quarterly	2.88%	Semi-Annual	Citibank N.A.	10/31/22	2.88	USD	11,629	(686,478)
10-Year Interest Rate Swap, 11/04/32	1-Day SOFR, 3.07%	Quarterly	2.92%	Semi-Annual	Goldman Sachs International	11/02/22	2.92	USD	11,607	(650,257)
10-Year Interest Rate Swap, 11/12/32	1-Day SOFR, 3.07%	Quarterly	2.90%	Semi-Annual	Goldman Sachs International	11/10/22	2.90	USD	18,194	(1,055,567)
10-Year Interest Rate Swap, 11/13/32	6-Month EURIBOR, 1.81%	Semi-Annual	1.82%	Annual	Goldman Sachs International	11/11/22	1.82	EUR	386	(41,535)
10-Year Interest Rate Swap, 11/25/32	1-Day SOFR, 3.07%	Quarterly	3.20%	Semi-Annual	Goldman Sachs International	11/23/22	3.20	USD	11,066	(419,590)
10-Year Interest Rate Swap, 02/10/33	6-Month EURIBOR, 1.81%	Semi-Annual	1.81%	Annual	JPMorgan Chase Bank N.A.	02/08/23	1.81	EUR	200	(22,786)
1-Year Interest Rate Swap, 02/11/24	1-Day SOFR, 3.07%	Quarterly	4.40%	Semi-Annual	Goldman Sachs International	02/09/23	4.40	USD	178,365	(695,477)
10-Year Interest Rate Swap, 02/12/33	6-Month EURIBOR, 1.81%	Semi-Annual	1.80%	Annual	Morgan Stanley & Co. International PLC	02/10/23	1.80	EUR	200	(23,011)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 3.07%	Quarterly	2.60%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.60	USD	49,553	(1,533,706)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 3.07%	Quarterly	2.70%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.70	USD	49,553	(1,446,440)

29

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty

Put (continued)
1-Year Interest Rate Swap, 03/09/24	1-Day SOFR, 3.07%	Quarterly	4.50%	Semi-Annual	Morgan Stanley & Co. International PLC	03/07/23	4.50%	USD	86,999	$(330,419)
10-Year Interest Rate Swap, 03/24/33	6-Month EURIBOR, 1.81%	Semi-Annual	3.25%	Annual	Barclays Bank PLC	03/22/23	3.25	EUR	540	(18,096)
10-Year Interest Rate Swap, 03/24/33	6-Month EURIBOR, 1.81%	Semi-Annual	3.25%	Annual	Goldman Sachs International	03/22/23	3.25	EUR	540	(18,096)
10-Year Interest Rate Swap, 03/25/33	1-Day SOFR, 3.07%	Quarterly	3.27%	Semi-Annual	Goldman Sachs International	03/23/23	3.27	USD	35,317	(1,494,229)
1-Year Interest Rate Swap, 04/03/24	1-Day SONIA, 2.19%	Annual	3.22%	Annual	Goldman Sachs International	04/03/23	3.22	GBP	93,003	(2,613,508)
10-Year Interest Rate Swap, 04/08/33	1-Day SOFR, 3.07%	Quarterly	3.40%	Semi-Annual	Morgan Stanley & Co. International PLC	04/06/23	3.40	USD	11,751	(432,571)
10-Year Interest Rate Swap, 04/20/33	1-Day SOFR, 3.07%	Quarterly	3.45%	Semi-Annual	Morgan Stanley & Co. International PLC	04/18/23	3.45	USD	5,856	(206,989)
10-Year Interest Rate Swap, 04/20/33	1-Day SOFR, 3.07%	Quarterly	3.45%	Semi-Annual	Bank of America N.A.	04/18/23	3.45	USD	5,850	(206,775)
1-Year Interest Rate Swap, 05/04/24	6-Month EURIBOR, 1.81%	Semi-Annual	1.75%	Annual	Goldman Sachs International	05/02/23	1.75	EUR	54,060	(764,993)
10-Year Interest Rate Swap, 05/07/33	1-Day SOFR, 3.07%	Quarterly	3.75%	Semi-Annual	Citibank N.A.	05/05/23	3.75	USD	11,428	(289,116)
10-Year Interest Rate Swap, 05/13/33	1-Day SOFR, 3.07%	Quarterly	3.57%	Semi-Annual	Goldman Sachs International	05/11/23	3.57	USD	11,237	(356,900)

										(14,813,320)

										$(14,822,908)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	USD	18,810	$391,819	$454,215	$(62,396)
iTRAXX.EUR.38.V1	1.00	Quarterly	12/20/27	EUR	1,811	27,322	29,930	(2,608)
iTRAXX.FINSR.38.V1	1.00	Quarterly	12/20/27	EUR	2,265	48,267	32,577	15,690

						$467,408	$516,722	$(49,314)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	B+	USD	26,659	$(1,045,146)	$(1,128,066)	$82,920
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	BBB+	USD	1,750	(5,372)	2,846	(8,218)
iTRAXX.XO.38.V1	5.00	Quarterly	12/20/27	B	EUR	138	6,934	9,292	(2,358)

							$(1,043,584)	$(1,115,928)	$72,344

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency

1-Month MXIBOR, 9.54%	Monthly	4.42%	Monthly	N/A		02/28/23	MXN	34,384	$(44,308)	$1	$(44,309)

1-Month MXIBOR, 9.54%	Monthly	4.50%	Monthly	N/A		03/03/23	MXN	34,373	(43,226)	2	(43,228)

1-Month MXIBOR, 9.54%	Monthly	10.17%	Monthly	N/A		09/14/23	MXN	36,299	(5,387)	3	(5,390)

1-Month MXIBOR, 9.54%	Monthly	10.30%	Monthly	N/A		09/18/23	MXN	28,852	(2,692)	2	(2,694)

1-Month MXIBOR, 9.54%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	24,395	(95,044)	4	(95,048)

1-Month MXIBOR, 9.54%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	24,395	(91,694)	4	(91,698)

1-Day SOFR, 3.07%	Annual	1.13%	Annual	N/A		03/07/24	USD	53,146	(2,362,324)	168	(2,362,492)

0.40%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		03/08/24	USD	92,780	5,455,286	196	5,455,090

1-Day SOFR, 3.07%	Annual	1.13%	Annual	N/A		03/08/24	USD	78,484	(3,497,244)	248	(3,497,492)

0.44%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		03/11/24	USD	100,000	5,824,956	213	5,824,743

1-Day SOFR, 3.07%	Annual	1.08%	Annual	N/A		03/18/24	USD	107,840	(5,028,986)	348	(5,029,334)

0.45%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		03/19/24	USD	23,502	1,386,837	51	1,386,786

0.44%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		03/22/24	USD	52,000	3,090,085	196	3,089,889

1-Day SONIA, 2.19%	Monthly	6.17%	Monthly	03/27/23	(a)	03/27/24	GBP	6,730	22,217	35	22,182

6.15%	Annually	3-Month WIBOR, 7.21%	Quarterly	04/11/23	(a)	04/11/24	PLN	5,303	15,972	2	15,970

0.51%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		07/13/24	USD	15,789	1,156,253	72	1,156,181

0.55%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		07/16/24	USD	23,714	1,729,897	108	1,729,789

0.55%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		07/20/24	USD	15,854	1,159,709	73	1,159,636

0.55%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		07/20/24	USD	7,927	579,625	36	579,589

0.49%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		07/23/24	USD	15,880	1,177,090	73	1,177,017

0.49%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		07/23/24	USD	15,880	1,178,003	73	1,177,930

0.56%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		08/12/24	USD	23,993	1,762,811	114	1,762,697

0.57%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		08/13/24	USD	15,662	1,145,004	74	1,144,930

0.57%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		08/27/24	USD	8,168	600,408	40	600,368

0.57%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		08/27/24	USD	8,168	600,018	40	599,978

0.57%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		08/27/24	USD	8,086	593,786	39	593,747

0.57%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		08/27/24	USD	8,209	602,517	40	602,477

0.57%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		08/27/24	USD	8,209	602,220	40	602,180

1-Day SONIA, 2.19%	Annual	3.94%	Annual	N/A		09/01/24	GBP	1,635	(44,042)	(601)	(43,441)

1-Day SONIA, 2.19%	Monthly	4.26%	Monthly	09/06/23	(a)	09/06/24	GBP	19,326	(291,976)	106	(292,082)

2.22%	Annual	6-Month EURIBOR, 1.81%	Semi-Annual	N/A		09/12/24	EUR	1,448	12,216	459	11,757

6-Month EURIBOR, 1.81%	Semi-Annual	2.39%	Annual	12/12/22	(a)	09/13/24	EUR	5,300	(51,023)	25	(51,048)

6-Month EURIBOR, 1.81%	Semi-Annual	2.40%	Annual	12/12/22	(a)	09/13/24	EUR	5,300	(49,954)	25	(49,979)

6-Month EURIBOR, 1.81%	Semi-Annual	2.72%	Annual	12/12/22	(a)	09/13/24	EUR	5,230	(21,675)	25	(21,700)

1-Day SONIA, 2.19%	Annual	3.96%	Annual	N/A		09/13/24	GBP	1,610	(44,935)	(105)	(44,830)

3.57%	Semi-Annual	1-Day SORA, 4.39%	Semi-Annual	12/21/22	(a)	12/21/24	SGD	2,655	2,992	9	2,983

2.00%	Annual	1-Day SOFR, 3.07%	Annual	02/17/23	(a)	02/17/25	USD	13,940	576,596	62	576,534

5.66%	Monthly	1-Day SONIA, 2.19%	Monthly	03/27/24	(a)	03/27/25	GBP	7,160	(8,845)	25	(8,870)

3-Month LIBOR, 3.75%	Quarterly	0.46%	Semi-Annual	N/A		11/23/25	USD	8,405	(949,224)	98	(949,322)

3-Month LIBOR, 3.75%	Quarterly	0.39%	Semi-Annual	N/A		02/10/26	USD	20,840	(2,577,177)	129	(2,577,306)

0.68%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		02/19/26	USD	12,034	1,372,237	75	1,372,162

0.70%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		02/22/26	USD	3,289	373,461	21	373,440

3-Month LIBOR, 3.75%	Quarterly	0.83%	Semi-Annual	N/A		03/08/26	USD	22,775	(2,487,776)	145	(2,487,921)

0.60%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		04/08/26	USD	54,466	6,588,137	359	6,587,778

0.62%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		04/08/26	USD	22,427	2,696,012	148	2,695,864

3-Month LIBOR, 3.75%	Quarterly	0.85%	Semi-Annual	N/A		04/08/26	USD	54,466	(6,079,631)	359	(6,079,990)

3-Month LIBOR, 3.75%	Quarterly	0.87%	Semi-Annual	N/A		04/08/26	USD	22,427	(2,486,626)	148	(2,486,774)

0.63%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		05/26/26	USD	55,869	6,750,657	382	6,750,275

0.64%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		05/27/26	USD	84,240	10,134,755	576	10,134,179

0.85%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		05/27/26	USD	28,080	3,159,184	192	3,158,992

3-Month LIBOR, 3.75%	Quarterly	0.87%	Semi-Annual	N/A		07/13/26	USD	9,304	(1,110,717)	65	(1,110,782)

0.94%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		10/14/26	USD	5,483	662,050	40	662,010

1.17%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		10/14/26	USD	9,208	1,025,714	69	1,025,645

1.15%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		11/10/26	USD	22,414	2,529,710	171	2,529,539

3-Month LIBOR, 3.75%	Quarterly	1.39%	Semi-Annual	N/A		01/07/27	USD	40,270	(4,443,957)	318	(4,444,275)

3-Month LIBOR, 3.75%	Quarterly	1.42%	Semi-Annual	N/A		01/10/27	USD	16,315	(1,783,385)	129	(1,783,514)

3-Month LIBOR, 3.75%	Quarterly	1.47%	Semi-Annual	N/A		01/14/27	USD	5,755	(617,379)	46	(617,425)

3-Month LIBOR, 3.75%	Quarterly	1.63%	Semi-Annual	N/A		02/09/27	USD	54,116	(5,490,449)	436	(5,490,885)

1-Day SOFR, 3.07%	Annual	1.56%	Annual	N/A		03/07/27	USD	26,573	(2,439,641)	218	(2,439,859)

1-Day ESTR, 759.29%	Monthly	0.93%	Monthly	04/07/26	(a)	04/07/27	EUR	2,740	(44,831)	(4,305)	(40,526)

1-Day ESTR, 759.29%	Monthly	0.94%	Monthly	04/07/26	(a)	04/07/27	EUR	9,890	(160,772)	(1,060)	(159,712)

31

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day ESTR, 759.29%	Monthly	1.37%	Monthly	04/23/26	(a)	04/23/27	EUR	4,440	$(55,410)	$69	$(55,479)
1-Day ESTR, 759.29%	Monthly	1.67%	Monthly	05/12/26	(a)	05/12/27	EUR	6,790	(66,763)	(862)	(65,901)
6.87%	Annual	6-Month WIBOR, 7.41%	Semi-Annual	N/A		09/29/27	PLN	870	1,268	2	1,266
6.99%	Annual	6-Month WIBOR, 7.41%	Semi-Annual	N/A		09/30/27	PLN	1,259	609	2	607
7.15%	Annual	6-Month WIBOR, 7.41%	Semi-Annual	12/21/22	(a)	12/21/27	PLN	1,730	(1,869)	4	(1,873)
3-Month LIBOR, 3.75%	Quarterly	0.66%	Semi-Annual	N/A		09/25/30	USD	1,243	(277,104)	21	(277,125)
0.71%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		09/25/30	USD	1,243	272,892	21	272,871
5.81%	Monthly	1-Month MXIBOR, 9.54%	Monthly	N/A		10/17/30	MXN	60,000	568,329	47	568,282
5.89%	Monthly	1-Month MXIBOR, 9.54%	Monthly	N/A		10/22/30	MXN	100,000	936,708	80	936,628
0.81%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		11/23/30	USD	5,481	1,178,255	96	1,178,159
1.17%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		02/04/31	USD	9,608	1,880,788	131	1,880,657
1.20%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		02/05/31	USD	2,857	554,649	39	554,610
5.52%	Monthly	1-Month MXIBOR, 9.54%	Monthly	N/A		02/11/31	MXN	120,000	1,260,544	7,715	1,252,829
6-Month EURIBOR, 1.81%	Semi-Annual	0.60%	Annual	N/A		02/15/31	EUR	730	(124,426)	12	(124,438)
6-Month EURIBOR, 1.81%	Semi-Annual	0.79%	Annual	N/A		02/15/31	EUR	1,145	(178,219)	19	(178,238)
6-Month EURIBOR, 1.81%	Semi-Annual	1.24%	Annual	N/A		02/15/31	EUR	620	(76,555)	10	(76,565)
6-Month EURIBOR, 1.81%	Semi-Annual	1.47%	Annual	N/A		02/15/31	EUR	750	(79,934)	(120)	(79,814)
6-Month EURIBOR, 1.81%	Semi-Annual	1.70%	Annual	N/A		02/15/31	EUR	3,015	(267,917)	47	(267,964)
6-Month EURIBOR, 1.81%	Semi-Annual	1.90%	Annual	N/A		02/15/31	EUR	520	(38,122)	8	(38,130)
3-Month LIBOR, 3.75%	Quarterly	1.40%	Semi-Annual	N/A		04/07/31	USD	41,944	(7,506,625)	591	(7,507,216)
3-Month LIBOR, 3.75%	Quarterly	1.42%	Semi-Annual	N/A		04/08/31	USD	12,190	(2,163,279)	172	(2,163,451)
1.57%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		05/27/31	USD	7,833	1,302,094	112	1,301,982
1.54%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		05/28/31	USD	1,391	234,623	20	234,603
6-Month EURIBOR, 1.81%	Semi-Annual	1.57%	Annual	N/A		08/15/31	EUR	790	(87,248)	(536)	(86,712)
6-Month EURIBOR, 1.81%	Semi-Annual	1.93%	Annual	N/A		08/15/31	EUR	630	(52,155)	10	(52,165)
6-Month EURIBOR, 1.81%	Semi-Annual	2.36%	Annual	N/A		08/15/31	EUR	630	(31,292)	10	(31,302)
0.02%	Annual	6-Month EURIBOR, 1.81%	Semi-Annual	N/A		08/26/31	EUR	8,789	2,015,348	161	2,015,187
1.40%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		10/12/31	USD	7,023	1,312,479	102	1,312,377
1.38%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		10/14/31	USD	4,274	804,656	62	804,594
1.38%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		10/14/31	USD	6,215	1,171,392	91	1,171,301
3-Month LIBOR, 3.75%	Quarterly	1.59%	Semi-Annual	N/A		10/14/31	USD	16,740	(2,871,774)	247	(2,872,021)
3-Month LIBOR, 3.75%	Quarterly	1.62%	Semi-Annual	N/A		11/19/31	USD	22,175	(3,761,895)	331	(3,762,226)
1.44%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		11/26/31	USD	3,889	714,917	57	714,860
1.41%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		11/30/31	USD	2,702	503,297	40	503,257
3-Month LIBOR, 3.75%	Quarterly	1.76%	Semi-Annual	N/A		01/28/32	USD	33,147	(5,505,326)	502	(5,505,828)
1-Month MXIBOR, 9.54%	Monthly	7.61%	Monthly	N/A		01/28/32	MXN	50,000	(242,737)	37	(242,774)
1-Month MXIBOR, 9.54%	Monthly	7.68%	Monthly	N/A		01/30/32	MXN	29,564	(137,555)	21	(137,576)
2.38%	Annual	1-Day SOFR, 3.07%	Annual	N/A		04/08/32	USD	2,064	188,202	31	188,171
2.60%	Annual	1-Day SOFR, 3.07%	Annual	N/A		05/26/32	USD	2,477	188,085	38	188,047
1-Day ESTR, 759.29%	Annual	2.05%	Annual	07/13/27	(a)	07/13/32	EUR	1,080	(38,759)	14	(38,773)
1-Day ESTR, 759.29%	Annual	2.11%	Annual	07/13/27	(a)	07/13/32	EUR	500	(16,658)	7	(16,665)
2.81%	Annual	1-Day SOFR, 3.07%	Annual	07/13/27	(a)	07/13/32	USD	960	16,592	12	16,580
6-Month EURIBOR, 1.81%	Semi-Annual	2.44%	Annual	07/14/27	(a)	07/14/32	EUR	772	(22,929)	10	(22,939)
1-Day ESTR, 759.29%	Annual	1.80%	Annual	07/28/27	(a)	07/28/32	EUR	750	(34,447)	10	(34,457)
1-Day ESTR, 759.29%	Annual	1.75%	Annual	08/11/27	(a)	08/11/32	EUR	720	(34,599)	10	(34,609)
2.42%	Annual	1-Day SOFR, 3.07%	Annual	08/11/27	(a)	08/11/32	USD	930	30,061	8	30,053
9.25%	Monthly	1-Month MXIBOR, 9.54%	Monthly	N/A		09/17/32	MXN	17,125	(3,055)	13	(3,068)
1-Day ESTR, 759.29%	Annual	2.70%	Annual	09/29/27	(a)	09/29/32	EUR	4,410	(45,348)	55	(45,403)
1-Day ESTR, 759.29%	Annual	2.95%	Annual	10/04/27	(a)	10/04/32	EUR	1,880	(249)	24	(273)
1-Day ESTR, 759.29%	Annual	2.95%	Annual	10/04/27	(a)	10/04/32	EUR	2,660	125	34	91
1-Day ESTR, 759.29%	Annual	2.97%	Annual	10/04/27	(a)	10/04/32	EUR	710	373	9	364
1-Day ESTR, 759.29%	Annual	3.03%	Annual	10/04/27	(a)	10/04/32	EUR	890	2,723	11	2,712
3.23%	Annual	1-Day SOFR, 3.07%	Annual	10/04/27	(a)	10/04/32	USD	910	1,027	8	1,019
3.23%	Annual	1-Day SOFR, 3.07%	Annual	10/04/27	(a)	10/04/32	USD	1,820	2,227	16	2,211
1-Day SOFR, 3.07%	Annual	3.47%	Annual	N/A		10/04/32	USD	10,373	(81,140)	162	(81,302)
1-Day SORA, 4.39%	Semi-Annual	3.10%	Semi-Annual	12/21/22	(a)	12/21/32	SGD	595	(7,054)	8	(7,062)
1.70%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		11/26/41	USD	2,087	564,928	48	564,880
1.30%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		11/19/50	USD	5,222	1,975,260	143	1,975,117
1.22%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		11/27/50	USD	6,800	2,669,035	186	2,668,849
1.45%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A		12/11/50	USD	1,791	626,936	49	626,887
3-Month LIBOR, 3.75%	Quarterly	1.20%	Semi-Annual	N/A		12/22/50	USD	7,691	(3,048,344)	211	(3,048,555)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency			Amount (000)		Value	(Received)	(Depreciation)
1.27%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	12/30/50	USD	6,800	$2,605,143	$187	$2,604,956
1.45%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	01/07/51	USD	6,212	2,216,564	185	2,216,379
1.52%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	01/08/51	USD	2,120	727,078	63	727,015
1.63%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	01/25/51	USD	4,697	1,521,573	140	1,521,433
1.48%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	01/28/51	USD	7,179	2,515,560	214	2,515,346
1.58%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	02/01/51	USD	4,957	1,649,445	148	1,649,297
1.66%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	02/04/51	USD	5,469	1,734,236	163	1,734,073
1.68%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	02/05/51	USD	2,857	895,431	85	895,346
0.89%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	02/10/51	USD	3,789	1,737,088	113	1,736,975
3-Month LIBOR, 3.75%	Quarterly	1.24%	Semi-Annual	N/A	02/10/51	USD	5,684	(2,241,502)	170	(2,241,672)
1.91%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	02/22/51	USD	1,118	302,555	33	302,522
2.01%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	05/27/51	USD	4,052	1,002,317	124	1,002,193
1.97%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	05/28/51	USD	668	169,868	20	169,848
2.04%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	06/07/51	USD	1,266	307,206	39	307,167
3-Month LIBOR, 3.75%	Quarterly	1.83%	Semi-Annual	N/A	06/22/51	USD	4,593	(1,295,281)	141	(1,295,422)
1.63%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	08/23/51	USD	1,028	332,876	31	332,845
1.85%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	10/15/51	USD	1,508	420,944	46	420,898
1.82%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	10/18/51	USD	2,342	667,935	72	667,863
3-Month LIBOR, 3.75%	Quarterly	1.84%	Semi-Annual	N/A	11/08/51	USD	2,545	(716,672)	78	(716,750)
1.71%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	11/30/51	USD	989	302,203	30	302,173
1.96%	Semi-Annual	3-Month LIBOR, 3.75%	Quarterly	N/A	01/21/52	USD	9,852	2,597,231	303	2,596,928

								$33,782,928	$13,957	$33,768,971

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

				Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency

2.87%	Monthly	US CPI Urban Consumer NAS	Monthly	08/12/27	USD	750	$(10,161)	$9	$(10,170)
Eurostat Eurozone HICP Ex
Tobacco Unrevised
Series NSA Index	Monthly	2.69%	Monthly	08/15/32	EUR	535	13,354	11	13,343
Eurostat Eurozone HICP Ex
Tobacco Unrevised
Series NSA Index	Monthly	2.56%	Monthly	09/15/52	EUR	50	2,069	2	2,067

							$5,262	$22	$5,240

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	73	$968	$820	$148
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	838	11,106	9,231	1,875
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	509	6,746	5,607	1,139
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	1,168	104,851	80,711	24,140
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	3,196	286,939	220,876	66,063
Republic of Chile	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	410	12,354	5,866	6,488
Republic of Colombia	1.00	Quarterly	Citibank N.A.	12/20/27	USD	372	36,960	26,175	10,785
Republic of Indonesia	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	969	24,916	7,440	17,476
Republic of Philippines	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	1,451	30,123	840	29,283
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	363	37,721	24,530	13,191

33

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	12/20/27	USD	580	$145,622	$130,706	$14,916
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	USD	1,394	59,183	33,373	25,810

							$757,489	$546,175	$211,314

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	2.00%	Monthly	Goldman Sachs International	09/17/58	N/R		USD	94	$(4,560)	$(1,725)	$(2,835)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R		USD	89	(4,310)	(1,630)	(2,680)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R		USD	94	(4,560)	(1,530)	(3,030)
			Morgan Stanley & Co.
CMBX.NA.9	2.00	Monthly	International PLC	09/17/58	N/R		USD	187	(9,120)	(3,309)	(5,811)
CMBX.NA.9	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R		USD	1,350	(262,449)	(132,438)	(130,011)
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	N/R		USD	70	(13,608)	(342)	(13,266)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R		USD	265	(51,517)	(1,043)	(50,474)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R		USD	190	(36,938)	(566)	(36,372)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R		USD	70	(13,608)	(342)	(13,266)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R		USD	2,000	(388,814)	(215,144)	(173,670)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R		USD	2,000	(388,813)	(223,528)	(165,285)
			Morgan Stanley & Co.
CMBX.NA.9	3.00	Monthly	International PLC	09/17/58	N/R		USD	2,000	(388,813)	(221,333)	(167,480)

									$(1,567,110)	$(802,930)	$(764,180)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

										Upfront
										Premium	Unrealized
Paid by the Fund		Received by the Fund			Effective	Termination	Notional			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

1.42%	Semi Annually	1-Day CLP Interbank Rate, 20,332.28%	Semi Annually	Bank of America N.A.	N/A	04/03/23	CLP	1,315,531	$121,290	$—	$121,290

1-Day CLP Interbank Rate, 20,332.28%	Semi Annually	1.65%	Semi Annually	Bank of America N.A.	N/A	05/30/23	CLP	1,315,531	(124,523)	—	(124,523)

1-Day BZDIOVER, 0.05%	Monthly	11.65%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	1,826	(147)	—	(147)
1-Day BZDIOVER, 0.05%	Monthly	11.69%	Monthly	Citibank N.A.	N/A	01/02/25	BRL	2,558	256	—	256

									$(3,124)	$—	$(3,124)

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments
Long-Term Investments
Asset-Backed Securities	$—	$37,340,210	$—	$37,340,210
Common Stocks

Australia	—	24,898	—	24,898
France	—	93,854	—	93,854
Germany	—	168,535	—	168,535
Netherlands	—	107,555	—	107,555
United Kingdom	123,109	—	—	123,109
United States	4,679,581	275,866	489,830	5,445,277
Corporate Bonds	—	194,485,298	1,977,341	196,462,639
Floating Rate Loan Interests	—	4,388,337	2,886,615	7,274,952
Foreign Agency Obligations	—	117,308,018	—	117,308,018
Investment Companies	28,472,546	—	—	28,472,546
Municipal Bonds	—	28,618,169	—	28,618,169
Non-Agency Mortgage-Backed Securities	—	42,135,938	3,384,262	45,520,200
Preferred Securities
Capital Trusts	—	1,446,225	—	1,446,225
Preferred Stocks	—	1,413,225	1,444,720	2,857,945
U.S. Government Sponsored Agency Securities	—	119,489,212	—	119,489,212
U.S. Treasury Obligations	—	62,483,644	—	62,483,644
Warrants
United Kingdom	4,299	—	—	4,299
United States	45,203	—	38,482	83,685
Venezuela	—	9,000	—	9,000
Short-Term Securities
Borrowed Bond Agreement	—	1,474,900	—	1,474,900
Certificates of Deposit	—	1,580,794	—	1,580,794
Foreign Agency Obligations	—	75,006,112	—	75,006,112
Money Market Funds	28,075,158	—	—	28,075,158
Options Purchased
Equity Contracts	999,812	28,194	—	1,028,006

35

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange Contracts	$—	$742,784	$49,680	$792,464
Interest Rate Contracts	8,672	2,936,400	—	2,945,072
Liabilities
Investments
Borrowed Bonds	—	(1,459,716)	—	(1,459,716)
TBA Sale Commitments	—	(22,709,438)	—	(22,709,438)
Unfunded Floating Rate Loan Interests(a)	—	—	(661)	(661)

	$62,408,380	$667,388,014	$10,270,269	$740,066,663

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$309,924	$—	$309,924
Equity Contracts	1,914,328	137,786	—	2,052,114
Foreign Currency Exchange Contracts	—	4,620,470	—	4,620,470
Interest Rate Contracts	18,523,578	107,356,191	—	125,879,769
Other Contracts	—	15,410	—	15,410
Liabilities
Credit Contracts	—	(873,378)	—	(873,378)
Equity Contracts	(825,220)	(6,454)	—	(831,674)
Foreign Currency Exchange Contracts	—	(5,947,223)	—	(5,947,223)
Interest Rate Contracts	(17,744,701)	(88,413,252)	—	(106,157,953)
Other Contracts	—	(10,170)	—	(10,170)

	$1,867,985	$17,189,304	$—	$19,057,289

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Options Purchased	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of December 31, 2021	$20	$1,072,155	$2,916,874	$1,773,045	$—	$1,611,188	$(132)$	10,200	$7,383,350
Transfers into Level 3	—	—	362,109	1,759,119	—	—	—	—	2,121,228
Transfers out of Level 3	—	—	(520,896)	—	—	—	—	—	(520,896)
Accrued discounts/premiums	—	6,136	4,638	13,672	—	—	—	—	24,446
Net realized gain (loss)	—	—	10,481	—	—	—	—	—	10,481
Net change in unrealized appreciation (depreciation) (a)	4,669	(68,927)	(143,156)	(338,006)	(21,061)	(166,468)	(529)	28,282	(705,196)
Purchases	485,141	967,977	2,057,531	176,432	70,741	—	—	—	3,757,822
Sales	—	—	(1,800,966)	—	—	—	—	—	(1,800,966)

Closing balance, as of September 30, 2022	$489,830	$1,977,341	$2,886,615	$3,384,262	$49,680	$1,444,720	$(661)	$38,482	$10,270,269

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 (a)	$4,669	$(68,927)	$(132,527)	$(338,006)	$(21,061)	$(166,468)	$(661)	$28,282	$(694,699)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

Currency Abbreviation (continued)

CNH	Chinese Yuan

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Strategic Global Bond Fund, Inc.

Currency Abbreviation (continued)

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

FTSE	Financial Times Stock Exchange

GO	General Obligation Bonds

GOL	General Obligation Ltd.

GTD	GTD Guaranteed

LIBOR	London Interbank Offered Rate

Portfolio Abbreviation (continued)

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PIPE	Private Investment in Public Equity

PJSC	Public Joint Stock Company

PSF	Permanent School Fund

RB	Revenue Bond

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

SPDR	Standard & Poor’s Depository Receipt

TAN	Tax Anticipation Notes

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

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